Financial Statements

Nassau Life Variable Accumulation Account

December 31, 2023

With Report of Independent Registered Public Accounting Firm

Nassau Life Variable Accumulation Account

Financial Statements

December 31, 2023

Contents

Audited Financial Statements

Nassau Life Variable Accumulation Account

Statements of Net Assets

December 31, 2023

Subaccount	Number of Shares	Cost	Assets at Market Value	Net Assets	Units Outstanding	Range of Unit Values

AB VPS Balanced Hedged Allocation Portfolio	58,430	$634,804	$504,249	$504,249	294,649	$1.66	$1.77
Alger Capital Appreciation Portfolio	12,922	494,352	1,010,790	1,010,790	222,667	4.16	5.79
AMT Sustainable Equity Portfolio	30,601	803,379	1,024,812	1,024,812	657,148	1.53	1.59
Calvert VP S&P MidCap 400 Index Portfolio	7,131	592,761	852,902	852,902	240,451	3.48	3.55
DWS Equity 500 Index VIP	227,912	3,382,138	6,146,787	6,146,787	1,271,456	4.14	5.26
DWS Small Cap Index VIP	10,293	112,116	140,291	140,291	48,147	2.86	2.99
Federated Hermes Fund for U.S. Government Securities II	248,560	2,791,941	2,324,034	2,324,034	1,687,754	1.16	1.48
Federated Hermes Government Money Fund II	5,437,284	5,437,284	5,437,284	5,437,284	5,970,720	0.85	0.96
Federated Hermes High Income Bond Fund II	171,618	1,303,055	971,360	971,360	342,528	2.67	3.28
Fidelity® VIP Contrafund® Portfolio	219,347	4,944,475	10,594,454	10,594,454	2,071,766	5.59	6.34
Fidelity® VIP Growth Opportunities Portfolio	65,925	1,650,616	3,920,562	3,920,562	740,627	6.16	6.12
Fidelity® VIP Growth Portfolio	26,589	1,341,439	2,455,768	2,455,768	627,181	4.86	5.15
Fidelity® VIP Investment Grade Bond Portfolio	147,185	1,834,137	1,620,511	1,620,511	1,159,567	1.28	1.50
Franklin Income VIP Fund	107,306	1,826,960	1,523,746	1,523,746	762,847	1.94	2.28
Franklin Mutual Shares VIP Fund	188,876	2,901,799	2,895,469	2,895,469	1,008,061	2.48	2.97
FTVIP Franklin DynaTech Fund	20,369	141,311	86,975	86,975	24,358	3.57	3.57
Guggenheim VT Long Short Equity Fund	2,687	24,384	45,598	45,598	22,137	2.06	2.17
Invesco V.I. American Franchise Fund	15,257	654,995	899,552	899,552	251,249	3.37	3.75
Invesco V.I. Capital Appreciation Fund	3,487	189,966	155,662	155,662	45,312	3.43	3.60
Invesco V.I. Core Equity Fund	10,456	283,116	306,260	306,260	105,686	2.83	3.09
Invesco V.I. Equity and Income Fund	20,510	352,994	335,540	335,540	137,401	2.30	2.61
Invesco V.I. Global Fund	8,741	299,290	310,294	310,294	115,065	2.55	2.88
Invesco V.I. Main Street Mid Cap Fund®	14,904	179,883	145,906	145,906	53,235	2.57	3.06
Invesco V.I. Main Street Small Cap Fund®	28,430	533,775	747,706	747,706	254,953	2.79	3.28
Lazard Retirement US Small Cap Equity Select Portfolio (b)	4,058	95,709	54,783	54,783	18,652	2.64	3.07
Lord Abbett Series Fund Bond Debenture Portfolio	32,083	370,280	331,093	331,093	158,796	1.90	2.25
Lord Abbett Series Fund Growth and Income Portfolio	53,166	1,441,932	1,917,177	1,917,177	709,878	2.46	2.92
Lord Abbett Series Fund Mid Cap Stock Portfolio	20,025	401,373	516,443	516,443	205,906	2.28	2.70
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	10,235	95,153	141,044	141,044	65,326	2.09	2.25
Morningstar Balanced ETF Asset Allocation Portfolio	132,053	1,380,619	1,372,033	1,372,033	795,267	1.62	1.75
Morningstar Growth ETF Asset Allocation Portfolio	43,254	447,459	490,504	490,504	241,056	1.90	2.11

(b) Name change. See Note 2.

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Net Assets (continued)

December 31, 2023

SubAccount	Number of Shares	Cost	Assets at Market Value	Net Assets	Units Outstanding	Range of Unit Values

Morningstar Income and Growth ETF Asset Allocation
Portfolio	128,720	$1,396,624	$1,267,894	$1,267,894	883,079	$1.37	$1.49
Neuberger Berman AMT Mid Cap Growth Portfolio	10,380	234,973	237,901	237,901	127,794	1.84	1.92
PIMCO CommodityReal Return® Strategy Portfolio	116,077	1,748,247	633,781	633,781	894,533	0.64	0.75
PIMCO Real Return Portfolio	24,191	306,324	279,894	279,894	193,394	1.40	1.50
PIMCO Total Return Portfolio	97,554	1,021,425	895,548	895,548	595,860	1.38	1.62
Rydex VT Inverse Government Long Bond Strategy Fund	19	7,004	1,963	1,963	7,868	0.25	0.25
Templeton Developing Markets VIP Fund Class 1	85,161	602,987	706,836	706,836	391,111	1.81	1.81
Templeton Developing Markets VIP Fund Class 2	64,422	629,233	530,193	530,193	314,355	1.19	3.64
Templeton Foreign VIP Fund Class 1	326,510	3,337,016	4,757,246	4,757,246	1,096,871	4.34	4.34
Templeton Foreign VIP Fund Class 2	118,436	1,824,262	1,686,532	1,686,532	794,679	1.81	1.98
Templeton Global Bond VIP Fund	96,892	1,038,310	1,314,821	1,314,821	299,616	4.39	4.39
Templeton Growth VIP Fund Class 1	1,393,962	18,033,135	17,089,977	17,089,977	2,178,275	7.85	7.85
Templeton Growth VIP Fund Class 2	149,191	1,943,225	1,788,797	1,788,797	842,829	1.92	2.32
TVST Touchstone Balanced Fund	21,352	239,482	248,542	248,542	98,427	2.52	2.62
TVST Touchstone Bond Fund	78,604	793,783	689,356	689,356	520,924	1.23	1.40
TVST Touchstone Common Stock Fund	269,988	3,297,849	3,053,561	3,053,561	827,844	3.41	3.89
TVST Touchstone Small Company Fund	55,195	715,891	746,243	746,243	224,278	3.06	3.38
Virtus Duff & Phelps Real Estate Securities Series	248,752	3,503,128	4,835,731	4,835,731	595,563	5.40	7.29
Virtus KAR Capital Growth Series	1,833,940	29,418,357	59,291,266	59,291,266	2,937,101	3.14	2.36
Virtus KAR Enhanced Core Equity Series	540,115	6,176,472	6,097,897	6,097,897	1,959,168	2.42	2.79
Virtus KAR Small-Cap Growth Series	328,141	4,727,204	8,216,647	8,216,647	834,027	8.80	10.69
Virtus KAR Small-Cap Value Series	303,297	3,653,110	4,846,685	4,846,685	1,022,913	4.15	5.83
Virtus Newfleet Multi-Sector Intermediate Bond Series	856,352	8,113,399	7,287,554	7,287,554	1,457,674	2.15	2.70
Virtus SGA International Growth Series	800,042	9,560,819	10,760,560	10,760,560	3,479,130	2.40	2.10
Virtus Strategic Allocation Series	2,084,959	26,474,063	26,437,280	26,437,280	1,922,596	2.42	3.06
Wanger Acorn	1,447,828	21,264,487	19,299,547	19,299,547	1,746,375	3.95	5.21
Wanger International	529,824	8,275,166	10,797,820	10,797,820	1,289,669	4.03	3.69
Wanger Select (a)	-	-	-	-	-	3.25	4.50

(a) Merger. See Note 2.

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets

Years Ended December 31, 2023 and 2022

	AB VPS Balanced Hedged Allocation Portfolio	Alger Capital Appreciation Portfolio	AMT Sustainable Equity Portfolio
Net assets as of December 31, 2021	$ 661,790	$ 1,526,930	$ 1,295,174

Investment income (loss):
Dividend distributions	17,290	-	1,292
Investment Expenses:
Mortality and expense risk and administrative charges	(8,251)	(12,877)	(14,327)

Net investment income (loss)	9,039	(12,877)	(13,035)

Increase (decrease) in net assets from operations:
Capital gain distributions	56,324	72,209	98,689
Realized capital gain (loss) on investments	(2,904)	(25,676)	13,611
Change in unrealized appreciation (depreciation)	(194,976)	(573,817)	(350,938)

Net gain (loss) on investments	(141,556)	(527,284)	(238,638)

Net increase (decrease) in net assets from operations	(132,517)	(540,161)	(251,673)

Contract owner transactions:
Deposits	224	240	1,041
Terminations, withdrawals and annuity payments	(44,129)	(187,045)	(73,300)
Transfers between subaccounts, net	(545)	3,911	(25,112)
Maintenance charges and mortality adjustments	(1,473)	522	(4,505)

Increase (decrease) in net assets from contract transactions	(45,923)	(182,372)	(101,876)

Total increase (decrease) in net assets	(178,440)	(722,533)	(353,549)

Net assets as of December 31, 2022	$ 483,350	$ 804,397	$ 941,625

Investment income (loss):
Dividend distributions	4,397	-	745
Investment Expenses:
Mortality and expense risk and administrative charges	(7,208)	(11,389)	(13,317)

Net investment income (loss)	(2,811)	(11,389)	(12,572)

Increase (decrease) in net assets from operations:
Capital gain distributions	25,196	-	15,660
Realized capital gain (loss) on investments	(2,089)	(6,033)	21,736
Change in unrealized appreciation (depreciation)	30,828	333,360	195,595

Net gain (loss) on investments	53,935	327,327	232,991

Net increase (decrease) in net assets from operations	51,124	315,938	220,419

Contract owner transactions:
Deposits	-	-	250
Terminations, withdrawals and annuity payments	(26,131)	(96,009)	(106,141)
Transfers between subaccounts, net	-	(13,674)	(25,443)
Maintenance charges and mortality adjustments	(4,094)	138	(5,898)

Increase (decrease) in net assets from contract transactions	(30,225)	(109,545)	(137,232)

Total increase (decrease) in net assets	20,899	206,393	83,187

Net assets as of December 31, 2023	$ 504,249	$ 1,010,790	$ 1,024,812

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Calvert VP S&P MidCap 400 Index Portfolio	DWS Equity 500 Index VIP	DWS Small Cap Index VIP
Net assets as of December 31, 2021	$ 1,020,520	$ 6,724,655	$ 259,557

Investment income (loss):
Dividend distributions	8,115	72,387	1,707
Investment Expenses:
Mortality and expense risk and administrative charges	(10,890)	(72,890)	(2,172)

Net investment income (loss)	(2,775)	(503)	(465)

Increase (decrease) in net assets from operations:
Capital gain distributions	91,851	337,265	32,112
Realized capital gain (loss) on investments	3,444	(16,766)	(8,544)
Change in unrealized appreciation (depreciation)	(282,723)	(1,672,531)	(74,437)

Net gain (loss) on investments	(187,428)	(1,352,032)	(50,869)

Net increase (decrease) in net assets from operations	(190,203)	(1,352,535)	(51,334)

Contract owner transactions:
Deposits	(3)	5,645	-
Terminations, withdrawals and annuity payments	(32,299)	(486,051)	(68,821)
Transfers between subaccounts, net	13,848	399,328	(1,272)
Maintenance charges and mortality adjustments	(169)	24,064	(43)

Increase (decrease) in net assets from contract transactions	(18,623)	(57,014)	(70,136)

Total increase (decrease) in net assets	(208,826)	(1,409,549)	(121,470)

Net assets as of December 31, 2022	$ 811,694	$ 5,315,106	$ 138,087

Investment income (loss):
Dividend distributions	9,933	79,168	1,639
Investment Expenses:
Mortality and expense risk and administrative charges	(10,390)	(71,585)	(1,754)

Net investment income (loss)	(457)	7,583	(115)

Increase (decrease) in net assets from operations:
Capital gain distributions	33,518	298,720	3,514
Realized capital gain (loss) on investments	9,312	62,727	560
Change in unrealized appreciation (depreciation)	70,878	889,061	16,261

Net gain (loss) on investments	113,708	1,250,508	20,335

Net increase (decrease) in net assets from operations	113,251	1,258,091	20,220

Contract owner transactions:
Deposits	-	7,713	-
Terminations, withdrawals and annuity payments	(68,145)	(302,772)	(5,173)
Transfers between subaccounts, net	(3,678)	(121,496)	(12,797)
Maintenance charges and mortality adjustments	(220)	(9,855)	(46)

Increase (decrease) in net assets from contract transactions	(72,043)	(426,410)	(18,016)

Total increase (decrease) in net assets	41,208	831,681	2,204

Net assets as of December 31, 2023	$ 852,902	$ 6,146,787	$ 140,291

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Federated Hermes Fund for U.S. Government Securities II	Federated Hermes Government Money Fund II	Federated Hermes High Income Bond Fund II
Net assets as of December 31, 2021	$ 2,670,972	$ 6,706,887	$ 1,200,606

Investment income (loss):
Dividend distributions	44,788	70,797	58,793
Investment Expenses:
Mortality and expense risk and administrative charges	(32,066)	(83,540)	(12,201)

Net investment income (loss)	12,722	(12,743)	46,592

Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(13,873)	-	(58,961)
Change in unrealized appreciation (depreciation)	(360,155)	-	(123,324)

Net gain (loss) on investments	(374,028)	-	(182,285)

Net increase (decrease) in net assets from operations	(361,306)	(12,743)	(135,693)

Contract owner transactions:
Deposits	9,618	473,035	6
Terminations, withdrawals and annuity payments	(134,252)	(932,177)	(226,306)
Transfers between subaccounts, net	159,663	(358,171)	77,421
Maintenance charges and mortality adjustments	(3,218)	17,305	864

Increase (decrease) in net assets from contract transactions	31,811	(800,008)	(148,015)

Total increase (decrease) in net assets	(329,495)	(812,751)	(283,708)

Net assets as of December 31, 2022	$ 2,341,477	$ 5,894,136	$ 916,898

Investment income (loss):
Dividend distributions	57,815	247,223	54,880
Investment Expenses:
Mortality and expense risk and administrative charges	(29,918)	(73,380)	(11,532)

Net investment income (loss)	27,897	173,843	43,348

Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(27,184)	-	1,749
Change in unrealized appreciation (depreciation)	66,839	-	55,383

Net gain (loss) on investments	39,655	-	57,132

Net increase (decrease) in net assets from operations	67,552	173,843	100,480

Contract owner transactions:
Deposits	4,280	17,743	-
Terminations, withdrawals and annuity payments	(156,396)	(690,376)	(32,392)
Transfers between subaccounts, net	69,728	48,263	(8,093)
Maintenance charges and mortality adjustments	(2,607)	(6,325)	(5,533)

Increase (decrease) in net assets from contract transactions	(84,995)	(630,695)	(46,018)

Total increase (decrease) in net assets	(17,443)	(456,852)	54,462

Net assets as of December 31, 2023	$ 2,324,034	$ 5,437,284	$ 971,360

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Fidelity® VIP Contrafund® Portfolio	Fidelity® VIP Growth Opportunities Portfolio	Fidelity® VIP Growth Portfolio
Net assets as of December 31, 2021	$ 13,940,055	$ 5,277,644	$ 2,213,523

Investment income (loss):
Dividend distributions	41,793	-	9,527
Investment Expenses:
Mortality and expense risk and administrative charges	(133,383)	(46,809)	(23,746)

Net investment income (loss)	(91,590)	(46,809)	(14,219)

Increase (decrease) in net assets from operations:
Capital gain distributions	504,353	711,980	140,336
Realized capital gain (loss) on investments	(157,467)	(24,300)	(16,399)
Change in unrealized appreciation (depreciation)	(3,953,156)	(2,589,080)	(689,577)

Net gain (loss) on investments	(3,606,270)	(1,901,400)	(565,640)

Net increase (decrease) in net assets from operations	(3,697,860)	(1,948,209)	(579,859)

Contract owner transactions:
Deposits	8,371	2,640	3,740
Terminations, withdrawals and annuity payments	(790,363)	(233,238)	(120,774)
Transfers between subaccounts, net	(123,317)	(126,974)	145,686
Maintenance charges and mortality adjustments	1,996	(10,010)	(1,833)

Increase (decrease) in net assets from contract transactions	(903,313)	(367,582)	26,819

Total increase (decrease) in net assets	(4,601,173)	(2,315,791)	(553,040)

Net assets as of December 31, 2022	$ 9,338,882	$ 2,961,853	$ 1,660,483

Investment income (loss):
Dividend distributions	37,788	-	815
Investment Expenses:
Mortality and expense risk and administrative charges	(125,041)	(46,603)	(25,160)

Net investment income (loss)	(87,253)	(46,603)	(24,345)

Increase (decrease) in net assets from operations:
Capital gain distributions	349,911	-	101,448
Realized capital gain (loss) on investments	533,725	39,627	9,054
Change in unrealized appreciation (depreciation)	1,949,421	1,281,472	495,607

Net gain (loss) on investments	2,833,057	1,321,099	606,109

Net increase (decrease) in net assets from operations	2,745,804	1,274,496	581,764

Contract owner transactions:
Deposits	16,117	587	1,092
Terminations, withdrawals and annuity payments	(1,011,718)	(245,147)	(108,428)
Transfers between subaccounts, net	(492,397)	(61,443)	322,928
Maintenance charges and mortality adjustments	(2,234)	(9,784)	(2,071)

Increase (decrease) in net assets from contract transactions	(1,490,232)	(315,787)	213,521

Total increase (decrease) in net assets	1,255,572	958,709	795,285

Net assets as of December 31, 2023	$ 10,594,454	$ 3,920,562	$ 2,455,768

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Fidelity® VIP Investment Grade Bond Portfolio	Franklin Income VIP Fund	Franklin Mutual Shares VIP Fund
Net assets as of December 31, 2021	$ 2,183,595	$ 1,875,813	$ 3,850,778

Investment income (loss):
Dividend distributions	40,527	83,625	60,099
Investment Expenses:
Mortality and expense risk and administrative charges	(24,472)	(23,854)	(45,002)

Net investment income (loss)	16,055	59,771	15,097

Increase (decrease) in net assets from operations:
Capital gain distributions	104,160	33,944	362,946
Realized capital gain (loss) on investments	(57,606)	(7,695)	47,714
Change in unrealized appreciation (depreciation)	(372,484)	(210,865)	(757,311)

Net gain (loss) on investments	(325,930)	(184,616)	(346,651)

Net increase (decrease) in net assets from operations	(309,875)	(124,845)	(331,554)

Contract owner transactions:
Deposits	3,138	-	11,079
Terminations, withdrawals and annuity payments	(296,538)	(133,019)	(272,748)
Transfers between subaccounts, net	82,263	(11,064)	(246,350)
Maintenance charges and mortality adjustments	(2,828)	(9,377)	(5,827)

Increase (decrease) in net assets from contract transactions	(213,965)	(153,460)	(513,846)

Total increase (decrease) in net assets	(523,840)	(278,305)	(845,400)

Net assets as of December 31, 2022	$ 1,659,755	$ 1,597,508	$ 3,005,378

Investment income (loss):
Dividend distributions	47,482	81,401	52,326
Investment Expenses:
Mortality and expense risk and administrative charges	(21,405)	(21,684)	(38,222)

Net investment income (loss)	26,077	59,717	14,104

Increase (decrease) in net assets from operations:
Capital gain distributions	-	98,685	240,839
Realized capital gain (loss) on investments	(153)	(16,298)	40,719
Change in unrealized appreciation (depreciation)	68,014	(39,427)	33,026

Net gain (loss) on investments	67,861	42,960	314,584

Net increase (decrease) in net assets from operations	93,938	102,677	328,688

Contract owner transactions:
Deposits	750	-	3,074
Terminations, withdrawals and annuity payments	(129,337)	(168,986)	(366,571)
Transfers between subaccounts, net	(346)	2,287	(64,266)
Maintenance charges and mortality adjustments	(4,249)	(9,740)	(10,834)

Increase (decrease) in net assets from contract transactions	(133,182)	(176,439)	(438,597)

Total increase (decrease) in net assets	(39,244)	(73,762)	(109,909)

Net assets as of December 31, 2023	$ 1,620,511	$ 1,523,746	$ 2,895,469

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	FTVIP Franklin DynaTech Fund	Guggenheim VT Long Short Equity Fund	Invesco V.I. American Franchise Fund
Net assets as of December 31, 2021	$ 101,504	$ 51,562	$ 1,127,829

Investment income (loss):
Dividend distributions	-	213	-
Investment Expenses:
Mortality and expense risk and administrative charges	(899)	(561)	(11,538)

Net investment income (loss)	(899)	(348)	(11,538)

Increase (decrease) in net assets from operations:
Capital gain distributions	37,522	-	243,488
Realized capital gain (loss) on investments	(141)	157	(510)
Change in unrealized appreciation (depreciation)	(78,046)	(7,771)	(593,900)

Net gain (loss) on investments	(40,665)	(7,614)	(350,922)

Net increase (decrease) in net assets from operations	(41,564)	(7,962)	(362,460)

Contract owner transactions:
Deposits	-	-	1,343
Terminations, withdrawals and annuity payments	(578)	(56)	(48,573)
Transfers between subaccounts, net	1,197	-	78,136
Maintenance charges and mortality adjustments	(22)	(17)	(1,108)

Increase (decrease) in net assets from contract transactions	597	(73)	29,798

Total increase (decrease) in net assets	(40,967)	(8,035)	(332,662)

Net assets as of December 31, 2022	$ 60,537	$ 43,527	$ 795,167

Investment income (loss):
Dividend distributions	-	122	-
Investment Expenses:
Mortality and expense risk and administrative charges	(918)	(565)	(11,147)

Net investment income (loss)	(918)	(443)	(11,147)

Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	18,411
Realized capital gain (loss) on investments	574	1,373	15,753
Change in unrealized appreciation (depreciation)	25,794	3,861	261,936

Net gain (loss) on investments	26,368	5,234	296,100

Net increase (decrease) in net assets from operations	25,450	4,791	284,953

Contract owner transactions:
Deposits	-	-	-
Terminations, withdrawals and annuity payments	(2,586)	(43)	(117,863)
Transfers between subaccounts, net	3,594	(2,669)	(61,336)
Maintenance charges and mortality adjustments	(20)	(8)	(1,369)

Increase (decrease) in net assets from contract transactions	988	(2,720)	(180,568)

Total increase (decrease) in net assets	26,438	2,071	104,385

Net assets as of December 31, 2023	$ 86,975	$ 45,598	$ 899,552

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Invesco V.I. Capital Appreciation Fund	Invesco V.I. Core Equity Fund	Invesco V.I. Equity and Income Fund
Net assets as of December 31, 2021	$ 170,813	$ 313,855	$ 451,231

Investment income (loss):
Dividend distributions	-	2,749	6,130
Investment Expenses:
Mortality and expense risk and administrative charges	(1,759)	(3,537)	(5,419)

Net investment income (loss)	(1,759)	(788)	711

Increase (decrease) in net assets from operations:
Capital gain distributions	62,212	46,718	56,567
Realized capital gain (loss) on investments	657	(491)	7,138
Change in unrealized appreciation (depreciation)	(116,718)	(114,417)	(105,703)

Net gain (loss) on investments	(53,849)	(68,190)	(41,998)

Net increase (decrease) in net assets from operations	(55,608)	(68,978)	(41,287)

Contract owner transactions:
Deposits	-	52,884	-
Terminations, withdrawals and annuity payments	(7,206)	(30,636)	(15,332)
Transfers between subaccounts, net	11,011	(2,845)	3,899
Maintenance charges and mortality adjustments	(24)	(363)	(167)

Increase (decrease) in net assets from contract transactions	3,781	19,040	(11,600)

Total increase (decrease) in net assets	(51,827)	(49,938)	(52,887)

Net assets as of December 31, 2022	$ 118,986	$ 263,917	$ 398,344

Investment income (loss):
Dividend distributions	-	2,063	5,664
Investment Expenses:
Mortality and expense risk and administrative charges	(1,708)	(3,536)	(4,717)

Net investment income (loss)	(1,708)	(1,473)	947

Increase (decrease) in net assets from operations:
Capital gain distributions	-	6,657	17,196
Realized capital gain (loss) on investments	1,467	(2,012)	3,018
Change in unrealized appreciation (depreciation)	39,254	50,834	9,015

Net gain (loss) on investments	40,721	55,479	29,229

Net increase (decrease) in net assets from operations	39,013	54,006	30,176

Contract owner transactions:
Deposits	-	47,151	-
Terminations, withdrawals and annuity payments	(9,452)	(39,518)	(65,768)
Transfers between subaccounts, net	7,139	(18,860)	(26,974)
Maintenance charges and mortality adjustments	(24)	(436)	(238)

Increase (decrease) in net assets from contract transactions	(2,337)	(11,663)	(92,980)

Total increase (decrease) in net assets	36,676	42,343	(62,804)

Net assets as of December 31, 2023	$ 155,662	$ 306,260	$ 335,540

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Invesco V.I. Global Fund	Invesco V.I. Main Street Mid Cap Fund®	Invesco V.I. Main Street Small Cap Fund®
Net assets as of December 31, 2021	$ 552,642	$ 180,516	$ 964,694

Investment income (loss):
Dividend distributions	-	504	2,113
Investment Expenses:
Mortality and expense risk and administrative charges	(4,873)	(2,141)	(10,923)

Net investment income (loss)	(4,873)	(1,637)	(8,810)

Increase (decrease) in net assets from operations:
Capital gain distributions	58,280	30,091	98,981
Realized capital gain (loss) on investments	929	(171)	6,691
Change in unrealized appreciation (depreciation)	(240,798)	(55,244)	(258,421)

Net gain (loss) on investments	(181,589)	(25,324)	(152,749)

Net increase (decrease) in net assets from operations	(186,462)	(26,961)	(161,559)

Contract owner transactions:
Deposits	120	-	1,008
Terminations, withdrawals and annuity payments	(6,853)	(11,757)	(90,819)
Transfers between subaccounts, net	(65,466)	(7,504)	11,362
Maintenance charges and mortality adjustments	(97)	1,658	(3,133)

Increase (decrease) in net assets from contract transactions	(72,296)	(17,603)	(81,582)

Total increase (decrease) in net assets	(258,758)	(44,564)	(243,141)

Net assets as of December 31, 2022	$ 293,884	$ 135,952	$ 721,553

Investment income (loss):
Dividend distributions	-	399	6,435
Investment Expenses:
Mortality and expense risk and administrative charges	(3,773)	(2,027)	(9,614)

Net investment income (loss)	(3,773)	(1,628)	(3,179)

Increase (decrease) in net assets from operations:
Capital gain distributions	34,061	-	-
Realized capital gain (loss) on investments	10,329	743	12,208
Change in unrealized appreciation (depreciation)	44,156	17,791	100,263

Net gain (loss) on investments	88,546	18,534	112,471

Net increase (decrease) in net assets from operations	84,773	16,906	109,292

Contract owner transactions:
Deposits	-	-	250
Terminations, withdrawals and annuity payments	(61,049)	(8,204)	(92,848)
Transfers between subaccounts, net	(7,104)	1,729	13,176
Maintenance charges and mortality adjustments	(210)	(477)	(3,717)

Increase (decrease) in net assets from contract transactions	(68,363)	(6,952)	(83,139)

Total increase (decrease) in net assets	16,410	9,954	26,153

Net assets as of December 31, 2023	$ 310,294	$ 145,906	$ 747,706

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Lazard Retirement US Small Cap Equity Select Portfolio (b)	Lord Abbett Series Fund Bond Debenture Portfolio	Lord Abbett Series Fund Growth and Income Portfolio
Net assets as of December 31, 2021	$ 78,404	$ 446,644	$ 2,379,818

Investment income (loss):
Dividend distributions	-	15,580	25,809
Investment Expenses:
Mortality and expense risk and administrative charges	(780)	(4,972)	(25,905)

Net investment income (loss)	(780)	10,608	(96)

Increase (decrease) in net assets from operations:
Capital gain distributions	14,932	1,041	157,159
Realized capital gain (loss) on investments	(9,350)	(5,445)	29,448
Change in unrealized appreciation (depreciation)	(17,879)	(66,863)	(425,773)

Net gain (loss) on investments	(12,297)	(71,267)	(239,166)

Net increase (decrease) in net assets from operations	(13,077)	(60,659)	(239,262)

Contract owner transactions:
Deposits	-	506	2,503
Terminations, withdrawals and annuity payments	(1,809)	(35,617)	(166,950)
Transfers between subaccounts, net	(12,232)	(19,370)	(65,273)
Maintenance charges and mortality adjustments	(24)	(378)	(2,384)

Increase (decrease) in net assets from contract transactions	(14,065)	(54,859)	(232,104)

Total increase (decrease) in net assets	(27,142)	(115,518)	(471,366)

Net assets as of December 31, 2022	$ 51,262	$ 331,126	$ 1,908,452

Investment income (loss):
Dividend distributions	-	16,644	17,174
Investment Expenses:
Mortality and expense risk and administrative charges	(647)	(4,251)	(24,160)

Net investment income (loss)	(647)	12,393	(6,986)

Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	37,328
Realized capital gain (loss) on investments	(908)	(1,530)	15,751
Change in unrealized appreciation (depreciation)	6,208	5,535	159,103

Net gain (loss) on investments	5,300	4,005	212,182

Net increase (decrease) in net assets from operations	4,653	16,398	205,196

Contract owner transactions:
Deposits	-	384	416
Terminations, withdrawals and annuity payments	(3,694)	(12,106)	(141,324)
Transfers between subaccounts, net	2,588	(4,340)	(50,509)
Maintenance charges and mortality adjustments	(26)	(369)	(5,054)

Increase (decrease) in net assets from contract transactions	(1,132)	(16,431)	(196,471)

Total increase (decrease) in net assets	3,521	(33)	8,725

Net assets as of December 31, 2023	$ 54,783	$ 331,093	$ 1,917,177

(b) Name change. See Note 2.

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Lord Abbett Series Fund Mid Cap Stock Portfolio	Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Morningstar Balanced ETF Asset Allocation Portfolio
Net assets as of December 31, 2021	$ 673,070	$ 246,051	$ 1,269,493

Investment income (loss):
Dividend distributions	4,143	2,106	22,685
Investment Expenses:
Mortality and expense risk and administrative charges	(7,064)	(2,978)	(18,115)

Net investment income (loss)	(2,921)	(872)	4,570

Increase (decrease) in net assets from operations:
Capital gain distributions	31,968	4,973	61,772
Realized capital gain (loss) on investments	8,086	1,984	(3,001)
Change in unrealized appreciation (depreciation)	(117,919)	(43,399)	(269,995)

Net gain (loss) on investments	(77,865)	(36,442)	(211,224)

Net increase (decrease) in net assets from operations	(80,786)	(37,314)	(206,654)

Contract owner transactions:
Deposits	4,253	-	2,839
Terminations, withdrawals and annuity payments	(46,259)	(12,703)	(125,220)
Transfers between subaccounts, net	(63,202)	(59,072)	336,796
Maintenance charges and mortality adjustments	135	(2,413)	(843)

Increase (decrease) in net assets from contract transactions	(105,073)	(74,188)	213,572

Total increase (decrease) in net assets	(185,859)	(111,502)	6,918

Net assets as of December 31, 2022	$ 487,211	$ 134,549	$ 1,276,411

Investment income (loss):
Dividend distributions	2,282	2,191	26,145
Investment Expenses:
Mortality and expense risk and administrative charges	(6,288)	(2,158)	(17,295)

Net investment income (loss)	(4,006)	33	8,850

Increase (decrease) in net assets from operations:
Capital gain distributions	14,071	2,733	30,432
Realized capital gain (loss) on investments	3,663	4,000	3,667
Change in unrealized appreciation (depreciation)	50,712	12,380	100,916

Net gain (loss) on investments	68,446	19,113	135,015

Net increase (decrease) in net assets from operations	64,440	19,146	143,865

Contract owner transactions:
Deposits	-	-	2,114
Terminations, withdrawals and annuity payments	(32,852)	(12,667)	(139,046)
Transfers between subaccounts, net	(2,349)	2,813	90,245
Maintenance charges and mortality adjustments	(7)	(2,797)	(1,556)

Increase (decrease) in net assets from contract transactions	(35,208)	(12,651)	(48,243)

Total increase (decrease) in net assets	29,232	6,495	95,622

Net assets as of December 31, 2023	$ 516,443	$ 141,044	$ 1,372,033

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Morningstar Growth ETF Asset Allocation Portfolio	Morningstar Income and Growth ETF Asset Allocation Portfolio	Neuberger Berman AMT Mid Cap Growth Portfolio
Net assets as of December 31, 2021	$ 660,012	$ 1,544,870	$ 169,843

Investment income (loss):
Dividend distributions	5,577	22,212	-
Investment Expenses:
Mortality and expense risk and administrative charges	(5,873)	(17,264)	(1,123)

Net investment income (loss)	(296)	4,948	(1,123)

Increase (decrease) in net assets from operations:
Capital gain distributions	14,008	55,726	17,180
Realized capital gain (loss) on investments	3,443	(8,374)	(9,803)
Change in unrealized appreciation (depreciation)	(98,580)	(259,458)	(45,349)

Net gain (loss) on investments	(81,129)	(212,106)	(37,972)

Net increase (decrease) in net assets from operations	(81,425)	(207,158)	(39,095)

Contract owner transactions:
Deposits	1,327	679	-
Terminations, withdrawals and annuity payments	(242,614)	(127,303)	(1,921)
Transfers between subaccounts, net	(48)	2,064	(53,464)
Maintenance charges and mortality adjustments	(1,551)	(6,834)	(16)

Increase (decrease) in net assets from contract transactions	(242,886)	(131,394)	(55,401)

Total increase (decrease) in net assets	(324,311)	(338,552)	(94,496)

Net assets as of December 31, 2022	$ 335,701	$ 1,206,318	$ 75,347

Investment income (loss):
Dividend distributions	8,396	26,213	-
Investment Expenses:
Mortality and expense risk and administrative charges	(5,005)	(15,801)	(1,644)

Net investment income (loss)	3,391	10,412	(1,644)

Increase (decrease) in net assets from operations:
Capital gain distributions	10,869	12,191	-
Realized capital gain (loss) on investments	701	(1,390)	(590)
Change in unrealized appreciation (depreciation)	38,774	87,791	20,265

Net gain (loss) on investments	50,344	98,592	19,675

Net increase (decrease) in net assets from operations	53,735	109,004	18,031

Contract owner transactions:
Deposits	927	-	-
Terminations, withdrawals and annuity payments	(8,096)	(38,599)	(1,361)
Transfers between subaccounts, net	109,484	(4)	145,909
Maintenance charges and mortality adjustments	(1,247)	(8,825)	(25)

Increase (decrease) in net assets from contract transactions	101,068	(47,428)	144,523

Total increase (decrease) in net assets	154,803	61,576	162,554

Net assets as of December 31, 2023	$ 490,504	$ 1,267,894	$ 237,901

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	PIMCO CommodityReal Return® Strategy Portfolio	PIMCO Real Return Portfolio	PIMCO Total Return Portfolio
Net assets as of December 31, 2021	$ 732,077	$ 389,181	$ 1,273,449

Investment income (loss):
Dividend distributions	159,166	23,214	27,409
Investment Expenses:
Mortality and expense risk and administrative charges	(10,418)	(4,185)	(13,508)

Net investment income (loss)	148,748	19,029	13,901

Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(66,888)	(444)	(14,855)
Change in unrealized appreciation (depreciation)	(11,320)	(67,074)	(193,510)

Net gain (loss) on investments	(78,208)	(67,518)	(208,365)

Net increase (decrease) in net assets from operations	70,540	(48,489)	(194,464)

Contract owner transactions:
Deposits	762	561	41
Terminations, withdrawals and annuity payments	(46,825)	(20,303)	(57,525)
Transfers between subaccounts, net	(75,873)	(11,555)	(30,146)
Maintenance charges and mortality adjustments	(3,312)	1,514	(3,974)

Increase (decrease) in net assets from contract transactions	(125,248)	(29,783)	(91,604)

Total increase (decrease) in net assets	(54,708)	(78,272)	(286,068)

Net assets as of December 31, 2022	$ 677,369	$ 310,909	$ 987,381

Investment income (loss):
Dividend distributions	97,714	8,480	31,615
Investment Expenses:
Mortality and expense risk and administrative charges	(8,346)	(3,616)	(11,227)

Net investment income (loss)	89,368	4,864	20,388

Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(28,888)	(3,601)	(18,471)
Change in unrealized appreciation (depreciation)	(122,176)	5,460	38,790

Net gain (loss) on investments	(151,064)	1,859	20,319

Net increase (decrease) in net assets from operations	(61,696)	6,723	40,707

Contract owner transactions:
Deposits	188	-	-
Terminations, withdrawals and annuity payments	(46,666)	(16,450)	(42,955)
Transfers between subaccounts, net	68,014	(25,329)	(89,080)
Maintenance charges and mortality adjustments	(3,428)	4,041	(505)

Increase (decrease) in net assets from contract transactions	18,108	(37,738)	(132,540)

Total increase (decrease) in net assets	(43,588)	(31,015)	(91,833)

Net assets as of December 31, 2023	$ 633,781	$ 279,894	$ 895,548

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Rydex VT Inverse Government Long Bond Strategy Fund	Templeton Developing Markets VIP Fund Class 1	Templeton Developing Markets VIP Fund Class 2
Net assets as of December 31, 2021	$ 1,395	$ 876,787	$ 716,148

Investment income (loss):
Dividend distributions	-	20,540	14,836
Investment Expenses:
Mortality and expense risk and administrative charges	(32)	(9,676)	(7,038)

Net investment income (loss)	(32)	10,864	7,798

Increase (decrease) in net assets from operations:
Capital gain distributions	-	52,448	42,870
Realized capital gain (loss) on investments	(259)	(262)	(3,216)
Change in unrealized appreciation (depreciation)	894	(261,232)	(212,586)

Net gain (loss) on investments	635	(209,046)	(172,932)

Net increase (decrease) in net assets from operations	603	(198,182)	(165,134)

Contract owner transactions:
Deposits	-	398	20,816
Terminations, withdrawals and annuity payments	-	(29,962)	(23,860)
Transfers between subaccounts, net	(9)	142	(40,411)
Maintenance charges and mortality adjustments	(35)	1,753	(303)

Increase (decrease) in net assets from contract transactions	(44)	(27,669)	(43,758)

Total increase (decrease) in net assets	559	(225,851)	(208,892)

Net assets as of December 31, 2022	$ 1,954	$ 650,936	$ 507,256

Investment income (loss):
Dividend distributions	-	15,817	10,732
Investment Expenses:
Mortality and expense risk and administrative charges	(37)	(9,442)	(6,479)

Net investment income (loss)	(37)	6,375	4,253

Increase (decrease) in net assets from operations:
Capital gain distributions	-	512	389
Realized capital gain (loss) on investments	(192)	(150)	(6,649)
Change in unrealized appreciation (depreciation)	273	65,741	57,367

Net gain (loss) on investments	81	66,103	51,107

Net increase (decrease) in net assets from operations	44	72,478	55,360

Contract owner transactions:
Deposits	-	-	6,367
Terminations, withdrawals and annuity payments	-	(18,980)	(29,171)
Transfers between subaccounts, net	-	(161)	(9,354)
Maintenance charges and mortality adjustments	(35)	2,563	(265)

Increase (decrease) in net assets from contract transactions	(35)	(16,578)	(32,423)

Total increase (decrease) in net assets	9	55,900	22,937

Net assets as of December 31, 2023	$ 1,963	$ 706,836	$ 530,193

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Templeton Foreign VIP Fund Class 1	Templeton Foreign VIP Fund Class 2	Templeton Global Bond VIP Fund
Net assets as of December 31, 2021	$ 4,774,826	$ 871,436	$ 1,904,618

Investment income (loss):
Dividend distributions	143,843	24,082	-
Investment Expenses:
Mortality and expense risk and administrative charges	(58,853)	(9,954)	(22,640)

Net investment income (loss)	84,990	14,128	(22,640)

Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	12,591	(64,638)	(11,461)
Change in unrealized appreciation (depreciation)	(511,567)	(18,296)	(81,420)

Net gain (loss) on investments	(498,976)	(82,934)	(92,881)

Net increase (decrease) in net assets from operations	(413,986)	(68,806)	(115,521)

Contract owner transactions:
Deposits	2,477	4,772	3,611
Terminations, withdrawals and annuity payments	(197,063)	(170,041)	(188,546)
Transfers between subaccounts, net	(20,903)	95,270	(55,241)
Maintenance charges and mortality adjustments	29,651	(136)	(6,388)

Increase (decrease) in net assets from contract transactions	(185,838)	(70,135)	(246,564)

Total increase (decrease) in net assets	(599,824)	(138,941)	(362,085)

Net assets as of December 31, 2022	$ 4,175,002	$ 732,495	$ 1,542,533

Investment income (loss):
Dividend distributions	151,382	23,431	-
Investment Expenses:
Mortality and expense risk and administrative charges	(62,030)	(9,932)	(18,034)

Net investment income (loss)	89,352	13,499	(18,034)

Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(6,971)	(8,763)	32,830
Change in unrealized appreciation (depreciation)	711,752	146,087	5,013

Net gain (loss) on investments	704,781	137,324	37,843

Net increase (decrease) in net assets from operations	794,133	150,823	19,809

Contract owner transactions:
Deposits	-	3,642	-
Terminations, withdrawals and annuity payments	(207,362)	(64,999)	(169,218)
Transfers between subaccounts, net	(4,346)	864,597	(664)
Maintenance charges and mortality adjustments	(181)	(26)	(77,639)

Increase (decrease) in net assets from contract transactions	(211,889)	803,214	(247,521)

Total increase (decrease) in net assets	582,244	954,037	(227,712)

Net assets as of December 31, 2023	$ 4,757,246	$ 1,686,532	$ 1,314,821

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Templeton Growth VIP Fund Class 1	Templeton Growth VIP Fund Class 2	TVST Touchstone Balanced Fund
Net assets as of December 31, 2021	$ 21,269,026	$ 2,253,583	$ 311,274

Investment income (loss):
Dividend distributions	90,706	3,091	1,252
Investment Expenses:
Mortality and expense risk and administrative charges	(242,474)	(26,968)	(3,241)

Net investment income (loss)	(151,768)	(23,877)	(1,989)

Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	60,167
Realized capital gain (loss) on investments	(466,728)	(51,002)	243
Change in unrealized appreciation (depreciation)	(1,962,673)	(209,552)	(110,010)

Net gain (loss) on investments	(2,429,401)	(260,554)	(49,600)

Net increase (decrease) in net assets from operations	(2,581,169)	(284,431)	(51,589)

Contract owner transactions:
Deposits	38,062	10,153	-
Terminations, withdrawals and annuity payments	(2,579,313)	(206,670)	(4,617)
Transfers between subaccounts, net	(167,643)	27,967	(11,065)
Maintenance charges and mortality adjustments	(8,246)	(5,346)	(542)

Increase (decrease) in net assets from contract transactions	(2,717,140)	(173,896)	(16,224)

Total increase (decrease) in net assets	(5,298,309)	(458,327)	(67,813)

Net assets as of December 31, 2022	$ 15,970,717	$ 1,795,256	$ 243,461

Investment income (loss):
Dividend distributions	581,252	58,573	3,165
Investment Expenses:
Mortality and expense risk and administrative charges	(226,853)	(24,319)	(2,955)

Net investment income (loss)	354,399	34,254	210

Increase (decrease) in net assets from operations:
Capital gain distributions	-	-	-
Realized capital gain (loss) on investments	(205,646)	(44,175)	1,852
Change in unrealized appreciation (depreciation)	2,796,346	324,667	34,324

Net gain (loss) on investments	2,590,700	280,492	36,176

Net increase (decrease) in net assets from operations	2,945,099	314,746	36,386

Contract owner transactions:
Deposits	14,000	2,633	-
Terminations, withdrawals and annuity payments	(1,625,194)	(205,487)	(21,508)
Transfers between subaccounts, net	(90,130)	(110,712)	(9,210)
Maintenance charges and mortality adjustments	(124,515)	(7,639)	(587)

Increase (decrease) in net assets from contract transactions	(1,825,839)	(321,205)	(31,305)

Total increase (decrease) in net assets	1,119,260	(6,459)	5,081

Net assets as of December 31, 2023	$ 17,089,977	$ 1,788,797	$ 248,542

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	TVST Touchstone Bond Fund	TVST Touchstone Common Stock Fund	TVST Touchstone Small Company Fund
Net assets as of December 31, 2021	$ 889,312	$ 3,864,579	$ 860,737

Investment income (loss):
Dividend distributions	15,396	12,574	236
Investment Expenses:
Mortality and expense risk and administrative charges	(10,627)	(42,400)	(9,384)

Net investment income (loss)	4,769	(29,826)	(9,148)

Increase (decrease) in net assets from operations:
Capital gain distributions	5,846	410,298	197,116
Realized capital gain (loss) on investments	(9,821)	66,599	3,079
Change in unrealized appreciation (depreciation)	(134,549)	(1,148,703)	(323,788)

Net gain (loss) on investments	(138,524)	(671,806)	(123,593)

Net increase (decrease) in net assets from operations	(133,755)	(701,632)	(132,741)

Contract owner transactions:
Deposits	2,429	4,259	5,028
Terminations, withdrawals and annuity payments	(61,229)	(197,703)	(36,970)
Transfers between subaccounts, net	7,922	(117,772)	(22,795)
Maintenance charges and mortality adjustments	(4,231)	(13,991)	(2,022)

Increase (decrease) in net assets from contract transactions	(55,109)	(325,207)	(56,759)

Total increase (decrease) in net assets	(188,864)	(1,026,839)	(189,500)

Net assets as of December 31, 2022	$ 700,448	$ 2,837,740	$ 671,237

Investment income (loss):
Dividend distributions	31,267	12,324	1,547
Investment Expenses:
Mortality and expense risk and administrative charges	(9,199)	(40,350)	(8,962)

Net investment income (loss)	22,068	(28,026)	(7,415)

Increase (decrease) in net assets from operations:
Capital gain distributions	-	185,862	3,182
Realized capital gain (loss) on investments	(8,624)	63,458	1,370
Change in unrealized appreciation (depreciation)	17,663	446,799	102,035

Net gain (loss) on investments	9,039	696,119	106,587

Net increase (decrease) in net assets from operations	31,107	668,093	99,172

Contract owner transactions:
Deposits	625	1,063	5,129
Terminations, withdrawals and annuity payments	(63,118)	(357,166)	(30,896)
Transfers between subaccounts, net	25,184	(79,979)	3,618
Maintenance charges and mortality adjustments	(4,890)	(16,190)	(2,017)

Increase (decrease) in net assets from contract transactions	(42,199)	(452,272)	(24,166)

Total increase (decrease) in net assets	(11,092)	215,821	75,006

Net assets as of December 31, 2023	$ 689,356	$ 3,053,561	$ 746,243

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Virtus Duff & Phelps Real Estate Securities Series	Virtus KAR Capital Growth Series	Virtus KAR Enhanced Core Equity Series
Net assets as of December 31, 2021	$ 6,589,436	$ 88,174,867	$ 8,477,915

Investment income (loss):
Dividend distributions	52,809	-	182,488
Investment Expenses:
Mortality and expense risk and administrative charges	(68,008)	(752,926)	(103,175)

Net investment income (loss)	(15,199)	(752,926)	79,313

Increase (decrease) in net assets from operations:
Capital gain distributions	123,480	9,826,490	306,446
Realized capital gain (loss) on investments	36,826	(1,199,642)	39,450
Change in unrealized appreciation (depreciation)	(1,871,898)	(39,665,027)	(1,461,857)

Net gain (loss) on investments	(1,711,592)	(31,038,179)	(1,115,961)

Net increase (decrease) in net assets from operations	(1,726,791)	(31,791,105)	(1,036,648)

Contract owner transactions:
Deposits	1,496	118,681	8,670
Terminations, withdrawals and annuity payments	(277,786)	(4,343,254)	(1,177,503)
Transfers between subaccounts, net	158,505	(1,279,425)	778,921
Maintenance charges and mortality adjustments	(2,943)	(4,131)	31,724

Increase (decrease) in net assets from contract transactions	(120,728)	(5,508,129)	(358,188)

Total increase (decrease) in net assets	(1,847,519)	(37,299,234)	(1,394,836)

Net assets as of December 31, 2022	$ 4,741,917	$ 50,875,633	$ 7,083,079

Investment income (loss):
Dividend distributions	100,200	-	182,727
Investment Expenses:
Mortality and expense risk and administrative charges	(59,886)	(690,369)	(84,592)

Net investment income (loss)	40,314	(690,369)	98,135

Increase (decrease) in net assets from operations:
Capital gain distributions	47,676	3,762,096	57,340
Realized capital gain (loss) on investments	2,862	850,020	(41,311)
Change in unrealized appreciation (depreciation)	341,407	11,920,252	(123,144)

Net gain (loss) on investments	391,945	16,532,368	(107,115)

Net increase (decrease) in net assets from operations	432,259	15,841,999	(8,980)

Contract owner transactions:
Deposits	101	118,078	9,163
Terminations, withdrawals and annuity payments	(323,266)	(5,335,022)	(625,665)
Transfers between subaccounts, net	(11,215)	(2,053,554)	(309,440)
Maintenance charges and mortality adjustments	(4,065)	(155,868)	(50,260)

Increase (decrease) in net assets from contract transactions	(338,445)	(7,426,366)	(976,202)

Total increase (decrease) in net assets	93,814	8,415,633	(985,182)

Net assets as of December 31, 2023	$ 4,835,731	$ 59,291,266	$ 6,097,897

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Virtus KAR Small- Cap Growth Series	Virtus KAR Small- Cap Value Series	Virtus Newfleet Multi-Sector Intermediate Bond Series
Net assets as of December 31, 2021	$ 14,404,688	$ 6,957,421	$ 9,974,078

Investment income (loss):
Dividend distributions	-	10,483	288,834
Investment Expenses:
Mortality and expense risk and administrative charges	(130,612)	(68,743)	(110,135)

Net investment income (loss)	(130,612)	(58,260)	178,699

Increase (decrease) in net assets from operations:
Capital gain distributions	1,042,767	351,380	-
Realized capital gain (loss) on investments	(275,696)	(75,983)	(80,319)
Change in unrealized appreciation (depreciation)	(4,926,691)	(1,930,490)	(1,133,663)

Net gain (loss) on investments	(4,159,620)	(1,655,093)	(1,213,982)

Net increase (decrease) in net assets from operations	(4,290,232)	(1,713,353)	(1,035,283)

Contract owner transactions:
Deposits	22,652	4,445	22,371
Terminations, withdrawals and annuity payments	(1,108,657)	(451,427)	(459,632)
Transfers between subaccounts, net	(392,370)	(153,310)	(346,547)
Maintenance charges and mortality adjustments	24,273	1,379	(3,077)

Increase (decrease) in net assets from contract transactions	(1,454,102)	(598,913)	(786,885)

Total increase (decrease) in net assets	(5,744,334)	(2,312,266)	(1,822,168)

Net assets as of December 31, 2022	$ 8,660,354	$ 4,645,155	$ 8,151,910

Investment income (loss):
Dividend distributions	-	23,981	333,539
Investment Expenses:
Mortality and expense risk and administrative charges	(108,263)	(58,538)	(93,836)

Net investment income (loss)	(108,263)	(34,557)	239,703

Increase (decrease) in net assets from operations:
Capital gain distributions	532,600	180,416	-
Realized capital gain (loss) on investments	(317,700)	46,858	(161,309)
Change in unrealized appreciation (depreciation)	1,320,821	558,943	452,981

Net gain (loss) on investments	1,535,721	786,217	291,672

Net increase (decrease) in net assets from operations	1,427,458	751,660	531,375

Contract owner transactions:
Deposits	3,078	4,021	24,720
Terminations, withdrawals and annuity payments	(1,247,991)	(525,989)	(977,422)
Transfers between subaccounts, net	(626,586)	(26,102)	(433,085)
Maintenance charges and mortality adjustments	334	(2,060)	(9,944)

Increase (decrease) in net assets from contract transactions	(1,871,165)	(550,130)	(1,395,731)

Total increase (decrease) in net assets	(443,707)	201,530	(864,356)

Net assets as of December 31, 2023	$ 8,216,647	$ 4,846,685	$ 7,287,554

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Virtus SGA International Growth Series	Virtus Strategic Allocation Series	Wanger Acorn
Net assets as of December 31, 2021	$ 13,855,175	$ 42,988,023	$ 27,751,658

Investment income (loss):
Dividend distributions	-	72,092	-
Investment Expenses:
Mortality and expense risk and administrative charges	(142,984)	(369,990)	(246,903)

Net investment income (loss)	(142,984)	(297,898)	(246,903)

Increase (decrease) in net assets from operations:
Capital gain distributions	297,473	2,072,091	6,836,152
Realized capital gain (loss) on investments	(112,541)	(262,666)	(64,468)
Change in unrealized appreciation (depreciation)	(2,774,327)	(14,483,518)	(15,898,672)

Net gain (loss) on investments	(2,589,395)	(12,674,093)	(9,126,988)

Net increase (decrease) in net assets from operations	(2,732,379)	(12,971,991)	(9,373,891)

Contract owner transactions:
Deposits	25,885	82,047	18,427
Terminations, withdrawals and annuity payments	(635,191)	(3,511,180)	(1,294,714)
Transfers between subaccounts, net	9,277	(1,190,267)	(66,326)
Maintenance charges and mortality adjustments	(14,304)	(1,438)	(691)

Increase (decrease) in net assets from contract transactions	(614,333)	(4,620,838)	(1,343,304)

Total increase (decrease) in net assets	(3,346,712)	(17,592,829)	(10,717,195)

Net assets as of December 31, 2022	$ 10,508,463	$ 25,395,194	$ 17,034,463

Investment income (loss):
Dividend distributions	10,686	281,689	-
Investment Expenses:
Mortality and expense risk and administrative charges	(137,796)	(318,549)	(234,548)

Net investment income (loss)	(127,110)	(36,860)	(234,548)

Increase (decrease) in net assets from operations:
Capital gain distributions	-	1,609,898	-
Realized capital gain (loss) on investments	83,478	144,306	42,594
Change in unrealized appreciation (depreciation)	1,684,987	3,186,233	3,571,004

Net gain (loss) on investments	1,768,465	4,940,437	3,613,598

Net increase (decrease) in net assets from operations	1,641,355	4,903,577	3,379,050

Contract owner transactions:
Deposits	51,987	188,334	3,928
Terminations, withdrawals and annuity payments	(1,025,444)	(3,402,411)	(1,641,092)
Transfers between subaccounts, net	(357,441)	(441,528)	529,828
Maintenance charges and mortality adjustments	(58,360)	(205,886)	(6,630)
Increase (decrease) in net assets from contract transactions	(1,389,258)	(3,861,491)	(1,113,966)

Total increase (decrease) in net assets	252,097	1,042,086	2,265,084

Net assets as of December 31, 2023	$ 10,760,560	$ 26,437,280	$ 19,299,547

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Statements of Operations and Change in Net Assets (continued)

Years Ended December 31, 2023 and 2022

	Wanger International	Wanger Select (a)
Net assets as of December 31, 2021	$ 20,182,973	$ 2,512,109

Investment income (loss):
Dividend distributions	128,340	-
Investment Expenses:
Mortality and expense risk and administrative charges	(175,549)	(22,454)

Net investment income (loss)	(47,209)	(22,454)

Increase (decrease) in net assets from operations:
Capital gain distributions	2,538,351	872,398
Realized capital gain (loss) on investments	54,071	(11,408)
Change in unrealized appreciation (depreciation)	(9,494,406)	(1,732,927)

Net gain (loss) on investments	(6,901,984)	(871,937)

Net increase (decrease) in net assets from operations	(6,949,193)	(894,391)

Contract owner transactions:
Deposits	10,119	4,006
Terminations, withdrawals and annuity payments	(1,329,769)	(35,650)
Transfers between subaccounts, net	159,134	(39,720)
Maintenance charges and mortality adjustments	1,545	(125)

Increase (decrease) in net assets from contract transactions	(1,158,971)	(71,489)

Total increase (decrease) in net assets	(8,108,164)	(965,880)

Net assets as of December 31, 2022	$ 12,074,809	$ 1,546,229

Investment income (loss):
Dividend distributions	35,349	-
Investment Expenses:
Mortality and expense risk and administrative charges	(147,569)	(6,408)

Net investment income (loss)	(112,220)	(6,408)

Increase (decrease) in net assets from operations:
Capital gain distributions	-	-
Realized capital gain (loss) on investments	393,936	(798,670)
Change in unrealized appreciation (depreciation)	1,368,232	942,008

Net gain (loss) on investments	1,762,168	143,338

Net increase (decrease) in net assets from operations	1,649,948	136,930

Contract owner transactions:
Deposits	16,895	-
Terminations, withdrawals and annuity payments	(1,406,313)	(75,967)
Transfers between subaccounts, net	(1,531,371)	(1,606,900)
Maintenance charges and mortality adjustments	(6,148)	(292)

Increase (decrease) in net assets from contract transactions	(2,926,937)	(1,683,159)

Total increase (decrease) in net assets	(1,276,989)	(1,546,229)

Net assets as of December 31, 2023	$ 10,797,820	$ -

(a) Merger. See Note 2.

The accompanying notes are an integral part of these financial statements.

Nassau Life Variable Accumulation Account

Notes to Financial Statements

December 31, 2023

Note 1. Organization

The Nassau Life Variable Accumulation Account (the “Separate Account”) is a separate account of Nassau Life Insurance Company (“NNY”, the Company, “we” or “us”). NNY, domiciled in the State of New York, is a wholly-owned subsidiary of the Nassau Companies of New York (“NCNY” or the “Parent”) and an indirect subsidiary of Nassau Financial Group, L.P. (“Nassau”). Nassau is a financial services company providing life insurance and annuities, reinsurance and asset management.

The Separate Account is registered as a unit investment trust under the Investment Company Act of 1940, as amended and was established on June 17, 1985. As directed by the owners, amounts directed to each subaccount are invested in a designated mutual fund as follows:

Subaccount	Share Class

AB VPS Balanced Hedged Allocation Portfolio	Class B
Alger Capital Appreciation Portfolio	Class I-2
AMT Sustainable Equity Portfolio	Class S
Calvert VP S&P MidCap 400 Index Portfolio	Class I
DWS Equity 500 Index VIP	Class A
DWS Small Cap Index VIP	Class A
Federated Hermes Fund for U.S. Government Securities II	Primary
Federated Hermes Government Money Fund II	Service
Federated Hermes High Income Bond Fund II	Primary
Fidelity® VIP Contrafund® Portfolio	Service Class
Fidelity® VIP Growth Opportunities Portfolio	Service Class
Fidelity® VIP Growth Portfolio	Service Class
Fidelity® VIP Investment Grade Bond Portfolio	Service Class
Franklin Income VIP Fund	Class 2
Franklin Mutual Shares VIP Fund	Class 2
FTVIP Franklin DynaTech Fund	Class 2
Guggenheim VT Long Short Equity Fund	-
Invesco V.I. American Franchise Fund	Series I
Invesco V.I. Capital Appreciation Fund	Series II
Invesco V.I. Core Equity Fund	Series I
Invesco V.I. Equity and Income Fund	Series II
Invesco V.I. Global Fund	Series II
Invesco V.I. Main Street Mid Cap Fund®	Series I
Invesco V.I. Main Street Small Cap Fund®	Series II
Lazard Retirement US Small Cap Equity Select Portfolio	Service
Lord Abbett Series Fund Bond Debenture Portfolio	Class VC
Lord Abbett Series Fund Growth and Income Portfolio	Class VC
Lord Abbett Series Fund Mid Cap Stock Portfolio	Class VC
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	Class II
Morningstar Balanced ETF Asset Allocation Portfolio	Class II
Morningstar Growth ETF Asset Allocation Portfolio	Class II
Morningstar Income and Growth ETF Asset Allocation Portfolio	Class II
Neuberger Berman AMT Mid Cap Growth Portfolio	S Class
PIMCO CommodityReal Return® Strategy Portfolio	Advisor Class
PIMCO Real Return Portfolio	Advisor Class

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 1. Organization (continued)

Subaccount	Share Class

PIMCO Total Return Portfolio	Advisor Class
Rydex VT Inverse Government Long Bond Strategy Fund	-
Rydex VT Nova Fund	-
Templeton Developing Markets VIP Fund	Class 1
Templeton Developing Markets VIP Fund	Class 2
Templeton Foreign VIP Fund	Class 1
Templeton Foreign VIP Fund	Class 2
Templeton Global Bond VIP Fund	Class 1
Templeton Growth VIP Fund	Class 1
Templeton Growth VIP Fund	Class 2
TVST Touchstone Balanced Fund	-
TVST Touchstone Bond Fund	-
TVST Touchstone Common Stock Fund	-
TVST Touchstone Small Company Fund	-
Virtus Duff & Phelps Real Estate Securities Series	Class A
Virtus KAR Capital Growth Series	Class A
Virtus KAR Enhanced Core Equity Series	Class A
Virtus KAR Small-Cap Growth Series	Class A
Virtus KAR Small-Cap Value Series	Class A
Virtus Newfleet Multi-Sector Intermediate Bond Series	Class A
Virtus SGA International Growth Series	Class A
Virtus Strategic Allocation Series	Class A
Wanger Acorn	-
Wanger International	-
Wanger Select	-

Additionally, contract owners may direct the allocation of their premium payments and contract value between the Separate Account and the Guaranteed Interest Account (“GIA”).

NNY and the Separate Account are subject to regulation by the New York Department of Financial Services and the U.S. Securities and Exchange Commission ( SEC ). The assets and liabilities of the Separate Account are clearly identified and distinguished from NNY’s other asset and liabilities. Premium payments and contract value allocated by a contract owner to the GIA are not legally insulated and are subject to claims against NNY’s general account assets.

Sixty subaccounts are currently offered by the Separate Account. The following subaccounts had no activity for two consecutive years and are not included in the statements of net assets or the statements of operations and changes in net assets:

Subaccount

Rydex VT Nova Fund

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 2. Additions, Mergers, Liquidations and Name Changes

A. Additions

There were no fund additions in 2022 or 2023.

B. Mergers

As a result of restructuring, the following underlying fund that was previously offered is no longer available as an investment option to our Contract Owners. Any Contract Owner allocations that remained in this fund were redeemed and used to purchase shares of the surviving fund as indicated:

Date	Surviving Subaccount	Closed Subaccount

April 21, 2023	Wanger Acorn	Wanger Select

C. Liquidations

There were no fund liquidations in 2022 or 2023.

D. Name Changes

During the last two years the following subaccount name changes were made effective:

Date	New Name	Old Name

May 2, 2022	AB VPS Balanced Hedged Allocation Portfolio	AB VPS Balanced Wealth Strategy Portfolio
May 2, 2022	Wanger Acorn	Wanger USA
September 1, 2023	Lazard Retirement US Small Cap Equity Select Portfolio	Lazard Retirement US Small -Mid Cap Equity

Note 3. Significant Accounting Policies

Investment Valuation

Investments in mutual fund shares are carried in the statements of net assets at market value (net asset value of the underlying mutual fund). Investment transactions are accounted for on the trade date. Realized capital gains and losses on sales of investments are determined based on the average cost of investments sold. The difference between cost and current market value of investments owned on the day of measurement is recorded as unrealized appreciation or depreciation of investments.

Market Risk

Each subaccount invests in shares of a single underlying fund. The investment performance of each subaccount will reflect the investment performance of the underlying fund less separate account expenses. There is no assurance that the investment objective of any underlying fund will be met. A fund calculates a daily net asset value per share (“NAV”) which is based on the market value of its investment portfolio. The amount of risk varies significantly between subaccounts. Due to the level of risk associated with certain investment portfolios, it is at least reasonably possible that changes in the values of investment portfolios will occur in the near term and that such changes could materially affect contract holder’s investments in the funds and the amounts reported in the statements of net assets. The contract holder assumes all of the investment performance risk for the subaccounts selected.

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 3. Significant Accounting Policies (continued)

Contracts in Payout (Annuitization) Period

Net assets allocated to contracts in the payout period are computed according to the 1983a Individual Annuitant Mortality Table, or Annuity 2000 Mortality Table depending on the particular product. The assumed interest return is also dependent on the particular product, and could range from 2.5 percent to 6 percent, as regulated by the laws of the respective states. During the payout period, the mortality risk is fully borne by NNY and may result in additional amounts being transferred into the Separate Account from NNY to cover greater longevity of annuitants than expected. Conversely, if amounts allocated during the payout period exceed amounts required, transfers of excess amounts from the Separate Account may be made to NNY. These amounts will appear in the “Maintenance charges and mortality adjustments” of the Statements of Operations and Change in Net Assets.

Annuity Assets

Annuity Assets relate to contracts that have annuitized and are in the payout period. Such assets are computed on the basis of published mortality tables using assumed interest rates that will provide assets as prescribed by law. In cases where the payout option selected is life contingent, NNY periodically recalculates the required annuity assets, and any resulting adjustment is either charged or credited to NNY and not to the Separate Account.

The annuity assets for December 31, 2023 by subaccount are as follows:

Subaccount	Annuity Assets

AB VPS Balanced Hedged Allocation Portfolio	$ 237
Alger Capital Appreciation Portfolio	121
AMT Sustainable Equity Portfolio	270
DWS Equity 500 Index VIP	5,852
Federated Hermes Fund for U.S. Government Securities II	533
Federated Hermes Government Money Fund II	7,315
Federated Hermes High Income Bond Fund II	6,438
Fidelity® VIP Contrafund® Portfolio	916
Fidelity® VIP Growth Opportunities Portfolio	911
Fidelity® VIP Growth Portfolio	42
Fidelity® VIP Investment Grade Bond Portfolio	491
Franklin Income VIP Fund	38
Franklin Mutual Shares VIP Fund	821
Invesco V.I. American Franchise Fund	174
Invesco V.I. Main Street Mid Cap Fund®	378
Invesco V.I. Main Street Small Cap Fund®	155
Lord Abbett Series Fund Bond Debenture Portfolio	5
Lord Abbett Series Fund Growth and Income Portfolio	2,712
Lord Abbett Series Fund Mid Cap Stock Portfolio	30
Morningstar Balanced ETF Asset Allocation Portfolio	5,266
PIMCO CommodityReal Return® Strategy Portfolio	90
PIMCO Real Return Portfolio	529
Templeton Developing Markets VIP Fund Class 1	1,405
Templeton Foreign VIP Fund Class 1	1,693
Templeton Foreign VIP Fund Class 2	83
Templeton Global Bond VIP Fund	533
Templeton Growth VIP Fund Class 1	14,997
Templeton Growth VIP Fund Class 2	455
TVST Touchstone Bond Fund	85
TVST Touchstone Common Stock Fund	815
TVST Touchstone Small Company Fund	140
Virtus Duff & Phelps Real Estate Securities Series	759

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 3. Significant Accounting Policies (continued)

Subaccount	Annuity Assets

Virtus KAR Capital Growth Series	$ 26,119
Virtus KAR Enhanced Core Equity Series	6,632
Virtus KAR Small-Cap Growth Series	3,440
Virtus KAR Small-Cap Value Series	1,784
Virtus Newfleet Multi-Sector Intermediate Bond Series	2,054
Virtus SGA International Growth Series	1,029
Virtus Strategic Allocation Series	12,658
Wanger Acorn	681
Wanger International	1,205

Reinvestment of Dividends

Dividend and capital gain distributions paid by the mutual funds to the Separate Account are reinvested in additional shares of each respective fund. Dividend income and capital gain distributions are recorded as income on the ex-dividend date.

Federal Income Taxes

The operations of the Separate Account are included in the federal income tax return of NNY, which is taxed as a life insurance company under the provisions of the Internal Revenue Code (IRC). Under the current provisions of the IRC, NNY does not expect to incur federal income taxes on the earnings of the Separate Account to the extent the earnings are credited under contracts. Based on this, no charge is being made currently to the Separate Account for federal income taxes. NNY will review periodically the status of this policy in the event of changes in the tax law.

Use of Estimates

The preparation of financial statements in conformity with U.S. generally accepted accounting principles requires management to make estimates and assumptions that affect the amounts reported in the financial statements and accompanying notes. Actual results could differ from those estimates.

In applying these estimates and assumptions, management makes subjective and complex judgments that frequently require assumptions about matters that are uncertain and inherently subject to change such as possibility for elevated mortality and investment market volatility.

Fair Value Measurements

Fair value is defined as the price that would be received to sell an asset or paid to transfer a liability in an orderly transaction between market participants at the measurement date (an exit price).

The Separate Account invests in shares of open-end mutual funds, which process contract holders directed purchases, sales and transfers on a daily basis at the funds’ computed net asset values (NAVs). The fair value of the Separate Account’s assets is based on the NAVs of mutual funds, which are obtained from the custodians and reflect the fair values of the mutual fund investments. The NAV is calculated daily and is based on the fair values of the underlying securities.

Because the fund provides liquidity for the investments through purchases and redemptions at NAV, this may represent the fair value of the investment in the fund. That is, for an open-ended mutual fund, the fair value of an investment in the fund would not be expected to be higher than the amount that a new investor would be required to spend in order to directly invest in the mutual fund. Similarly, the hypothetical seller of the investment would not be expected to accept less in proceeds than it could receive by directly redeeming its investment with the fund.

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 3. Significant Accounting Policies (continued)

The Separate Account measures the fair value of its investment in the Fund on a recurring basis. GAAP establishes a hierarchy that prioritizes inputs to valuation methods. The three levels of inputs are:

• Level 1 – Unadjusted quoted prices in active markets for identical assets or liabilities that the Separate Account has the ability to access.

• Level 2 – Observable inputs other than quoted prices included in level 1 that are observable for the asset or liability, either directly or indirectly. These inputs may include quoted prices for the identical instrument in an inactive market, prices for similar instruments, interest rates, prepayment speeds, credit risk, yield curves, default rates, and similar data.

• Level 3 – Unobservable inputs for the asset or liability, to the extent observable inputs are not available, representing the Separate Account’s own assumptions about the assumptions a market participant would use in valuing the assets or liability, and would be based on the best information available.

Investments in Fund shares are valued using the reported net asset value of the respective Funds at the end of each New York Stock Exchange business day, as determined by the respective Funds. Investments held by the Separate Account are Level 1 within the hierarchy. There were no transfers between Level 1, Level 2 and Level 3 during the year ended December 31, 2023.

The Separate Account had no financial liabilities as of December 31, 2023.

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 4. Purchases and Proceeds from Sales of Investments

The cost of investment purchases and proceeds from investments sold for the years ended December 31, 2023 and 2022, were as follows:

	2023		2022
Subaccount	Cost of Purchases	Proceeds from Sales	Cost of Purchases	Proceeds from Sales

AB VPS Balanced Hedged Allocation Portfolio	$ 29,593	$ 37,432	$ 76,269	$ 56,830
Alger Capital Appreciation Portfolio	630	121,564	80,369	203,409
AMT Sustainable Equity Portfolio	19,659	153,803	109,622	125,844
Calvert VP S&P MidCap 400 Index Portfolio	62,321	101,303	124,779	54,325
DWS Equity 500 Index VIP	463,904	584,010	1,221,715	941,969
DWS Small Cap Index VIP	9,554	24,171	49,101	87,590
Federated Hermes Fund for U.S. Government Securities II	260,167	317,266	278,352	233,819
Federated Hermes Government Money Fund II	694,115	1,150,967	1,364,392	2,177,143
Federated Hermes High Income Bond Fund II	77,981	80,650	207,353	308,777
Fidelity® VIP Contrafund® Portfolio	640,547	1,868,121	878,247	1,368,796
Fidelity® VIP Growth Opportunities Portfolio	154,876	517,265	1,017,851	720,262
Fidelity® VIP Growth Portfolio	514,412	223,787	308,337	155,401
Fidelity® VIP Investment Grade Bond Portfolio	367,012	474,118	349,861	443,611
Franklin Income VIP Fund	329,580	347,617	216,329	276,073
Franklin Mutual Shares VIP Fund	364,399	548,054	495,892	631,694
FTVIP Franklin DynaTech Fund	3,621	3,551	38,725	1,506
Guggenheim VT Long Short Equity Fund	122	3,285	213	634
Invesco V.I. American Franchise Fund	51,329	224,633	328,809	67,061
Invesco V.I. Capital Appreciation Fund	7,127	11,173	105,474	41,240
Invesco V.I. Core Equity Fund	58,260	64,740	111,316	46,346
Invesco V.I. Equity and Income Fund	39,062	113,899	140,292	94,614
Invesco V.I. Global Fund	34,061	72,134	87,297	106,186
Invesco V.I. Main Street Mid Cap Fund®	2,005	10,585	34,258	23,407
Invesco V.I. Main Street Small Cap Fund®	22,236	108,555	134,995	126,405
Lazard Retirement US Small Cap Equity Select Portfolio (b)	3,315	5,095	14,932	14,844
Lord Abbett Series Fund Bond Debenture Portfolio	23,454	27,492	20,176	63,386
Lord Abbett Series Fund Growth and Income Portfolio	94,852	260,980	280,825	355,867
Lord Abbett Series Fund Mid Cap Stock Portfolio	17,114	42,258	50,702	126,728

(b) Name change. See Note 2.

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 4. Purchases and Proceeds from Sales of Investments (continued)

	2023		2022
Subaccount	Cost of Purchases	Proceeds from Sales	Cost of Purchases	Proceeds from Sales

Morningstar Aggressive Growth ETF Asset Allocation Portfolio	$ 7,735	$ 17,620	$ 7,079	$ 77,166
Morningstar Balanced ETF Asset Allocation Portfolio	153,113	162,072	544,096	264,183
Morningstar Growth ETF Asset Allocation Portfolio	129,528	14,199	20,754	249,928
Morningstar Income and Growth ETF Asset Allocation Portfolio	44,316	69,140	85,493	156,212
Neuberger Berman AMT Mid Cap Growth Portfolio	159,025	16,146	36,343	75,687
PIMCO CommodityReal Return® Strategy Portfolio	167,661	60,186	295,518	272,019
PIMCO Real Return Portfolio	14,346	47,220	40,557	51,311
PIMCO Total Return Portfolio	66,264	178,416	38,498	116,200
Rydex VT Inverse Government Long Bond Strategy Fund	-	73	-	76
Templeton Developing Markets VIP Fund Class 1	18,216	27,907	75,373	39,730
Templeton Developing Markets VIP Fund Class 2	21,435	49,216	81,996	75,086
Templeton Foreign VIP Fund Class 1	151,916	274,451	154,468	255,318
Templeton Foreign VIP Fund Class 2	925,795	109,081	194,065	250,072
Templeton Global Bond VIP Fund	-	265,555	89,489	358,694
Templeton Growth VIP Fund Class 1	643,637	2,115,077	421,726	3,290,634
Templeton Growth VIP Fund Class 2	92,587	379,538	117,849	315,622
TVST Touchstone Balanced Fund	42,611	73,706	61,418	19,464
TVST Touchstone Bond Fund	59,106	79,236	48,592	93,086
TVST Touchstone Common Stock Fund	226,603	521,039	448,080	392,815
TVST Touchstone Small Company Fund	24,044	52,444	213,232	82,024
Virtus Duff & Phelps Real Estate Securities Series	220,344	470,798	439,103	451,550
Virtus KAR Capital Growth Series	3,987,427	8,342,065	10,324,859	6,759,424
Virtus KAR Enhanced Core Equity Series	467,578	1,288,305	874,656	847,085
Virtus KAR Small-Cap Growth Series	957,336	2,404,164	1,158,173	1,700,121
Virtus KAR Small-Cap Value Series	257,024	661,295	466,991	772,784
Virtus Newfleet Multi-Sector Intermediate Bond Series	440,376	1,596,404	400,357	1,008,543
Virtus SGA International Growth Series	126,579	1,642,949	519,620	979,463
Virtus Strategic Allocation Series	2,123,658	4,412,112	2,503,963	5,350,607
Wanger Acorn	1,652,263	3,000,777	7,004,670	1,758,725
Wanger International	76,651	3,115,809	3,008,552	1,676,380

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 4. Purchases and Proceeds from Sales of Investments (continued)

	2023		2022
Subaccount	Cost of Purchases	Proceeds from Sales	Cost of Purchases	Proceeds from Sales

Wanger Select (a)	$ 1,623	$ 1,691,191	$ 900,520	$ 122,065

(a) Merger. See Note 2.

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 5. Related Party Transactions and Charges and Deductions

Related Party Transactions

NNY and its affiliate, 1851 Securities, Inc. (“1851 Securities”), provide services to the Separate Account. NNY is the insurer who provides the contract benefits as well as administrative and contract maintenance services to the Separate Account. 1851 Securities, a registered broker/dealer, is the principal underwriter and distributor for the Separate Account.

Charges and Deductions

NNY makes deductions from the contract to compensate for the various expenses in selling, maintaining, underwriting and issuing the contracts and providing guaranteed insurance benefits.

Certain charges are deducted from the contracts as a daily reduction in Unit Value. The charges are included in a separate line item entitled “Mortality and expense risk and administrative charges” in the accompanying statement of operations. Other periodic charges are taken out as a transaction on a monthly basis. Those charges appear on the statement of changes in net assets on line “Contract Maintenance Charges”. The contract charges are described below:

A. Contract Maintenance Charges

The Separate Account is assessed periodic Contract Maintenance Charges which are designed to compensate NLA for certain costs associated with maintenance. The charges assessed to the Separate Account for Contract Maintenance Charges are outlined as follows:

Administration Charge – In accordance with terms of the contracts, NNY makes deductions for administrative charges at the rates below. These charges are typically a flat dollar amount, but could also be waived if the account value is above a certain dollar amount.

Plan	Maximum Annual Admin Charge
Big Edge	$35
The Big Edge Choice - NY	$35
Freedom Edge	$35
Group Strategic Edge	$30
Phoenix Dimensions	$35
Phoenix Income Choice	$24
Phoenix Investor’s Edge	$35
Phoenix Spectrum Edge	$35
Phoenix Spectrum Edge Plus	$35
Retirement Planner’s Edge	$35
Templeton Investment Plus	$35
The Big Edge Plus	$35
The Phoenix Edge VA	$35

Contract Surrender Charge – In accordance with terms of the contracts, NCNY charges a deduction for surrender charges at the rates and schedules below. Because a contract’s value and duration may vary, the surrender charge may also vary.

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 5. Related Party Transactions and Charges and Deductions

Plan	Surrender Charge
Big Edge	Years 1-6: 6%5% 4% 3%2% 1%; Years 7+: 0%
Freedom Edge	None
Group Strategic Edge	Years 1-6: 6%5% 4% 3%2% 1%; Years 7+: 0%
Phoenix Dimensions	5 year schedule: Years 1-5: 7% 6% 5% 4% 3%; Years 6+: 0%
7 year schedule: Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Income Choice	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Investor’s Edge	Years 1-4:8% 7% 7%6%; Years 5+: 0%
Phoenix Spectrum Edge	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Phoenix Spectrum Edge Plus	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
Retirement Planner’s Edge	None
Templeton Investment Plus	Years 1-6: 6%5% 4% 3%2% 1%; Years 7+: 0%
The Big Edge Choice NY	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%
The Big Edge Plus	Years 1-6: 6%5% 4% 3%2% 1%; Years 7+: 0%
The Phoenix Edge VA	Years 1-7: 7% 6% 5% 4% 3% 2% 1%; Years 8+: 0%

All of the above expenses are reflected as redemption of units, and are included in a separate line item entitled “Maintenance charges and mortality adjustments” in the accompanying statements of changes in net assets.

B. Optional Rider and Benefit Charges

NNY may deduct other charges and fees based on the selection of Other Optional Contract Riders and Benefits. These expenses are included in a separate line item entitled “Terminations, withdrawals and annuity payments” in the accompanying statements of changes in net assets. This expense is reflected as redemption of units.

C. Daily M&E and Administrative Fees

As mentioned above, the M&E Fees are typically deducted daily from policy value allocated to the variable subaccounts. These expenses are included in a separate line item “Mortality and expense risk and administrative charges” in the accompanying statements of operations. This expense is reflected as a daily reduction of unit values. NNY will make deductions at the rates listed below of the contract’s value for the mortality and expense cost risks and for administrative cost risk, which NNY undertakes.

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 5. Related Party Transactions and Charges and Deductions

	Annual M&E Factor
Plan	Assessed Daily	Assessed Monthly
Asset Manager Option 1	0.125%	0.375%
Asset Manager Option 2	0.125%	0.625%
Big Edge	0.000%	1.000%
Freedom Edge	0.125%	1.475%
Group Strategic Edge	0.000%	1.250%
Phoenix Dimensions Option 1	0.125%	1.125%
Phoenix Dimensions Option 2	0.125%	1.375%
Phoenix Dimensions Option 3	0.125%	1.375%
Phoenix Dimensions Option 4	0.125%	1.625%
Phoenix Income Choice	0.000%	1.250%
Phoenix Income Choice with GPAF	0.000%	2.250%
Phoenix Investor’s Edge Option 1	0.125%	1.525%
Phoenix Investor’s Edge Option 2	0.125%	1.675%
Phoenix Investor’s Edge Option 3	0.125%	1.825%
Phoenix Investor’s Edge Option 4	0.125%	1.725%
Phoenix Spectrum Edge Option 1	0.125%	0.975%
Phoenix Spectrum Edge Option 2	0.125%	1.125%
Phoenix Spectrum Edge Option 3	0.125%	1.275%
Phoenix Spectrum Edge Option 4	0.125%	1.175%
Phoenix Spectrum Edge Plus Option 1	0.125%	1.075%
Phoenix Spectrum Edge Plus Option 2	0.125%	1.225%
Retirement Planner’s Edge	0.125%	1.275%
Templeton Investment Plus	0.125%	1.250%
The Big Edge Choice – NY	0.125%	1.250%
The Big Edge Plus	0.000%	1.250%
The Phoenix Edge VA Option 1	0.125%	0.775%
The Phoenix Edge VA Option 2	0.125%	1.125%

D. Other Charges

NNY may deduct other charges depending on the policy terms.

Certain liabilities of the Separate Account are payable to NNY when these fees are not settled at the end of the period, and will be shown in the liability section of the Statements of Assets and Liabilities.

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 6. Summary of Unit Transactions

The changes in units outstanding for the periods December 31, 2023 and 2022, were as follows:

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

AB VPS Balanced Hedged Allocation Portfolio	-	(19,170)	(19,170)	1,600	(29,861)	(28,261)
Alger Capital Appreciation Portfolio	249	(29,931)	(29,682)	2,240	(43,498)	(41,258)
AMT Sustainable Equity Portfolio	2,788	(99,638)	(96,850)	7,150	(85,390)	(78,240)
Calvert VP S&P MidCap 400 Index Portfolio	5,848	(27,792)	(21,944)	7,915	(27,799)	(19,884)
DWS Equity 500 Index VIP	20,608	(117,849)	(97,241)	190,688	(219,034)	(28,346)
DWS Small Cap Index VIP	1,726	(8,214)	(6,488)	5,809	(30,963)	(25,154)
Federated Hermes Fund for U.S. Government Securities II	153,559	(216,588)	(63,029)	159,189	(136,883)	22,306
Federated Hermes Government Money Fund II	501,617	(1,207,762)	(706,145)	1,479,339	(2,383,364)	(904,025)
Federated Hermes High Income Bond Fund II	9,019	(26,537)	(17,518)	61,234	(110,830)	(49,596)
Fidelity® VIP Contrafund® Portfolio	57,222	(388,535)	(331,313)	78,044	(283,116)	(205,072)
Fidelity® VIP Growth Opportunities Portfolio	35,732	(96,381)	(60,649)	74,282	(156,632)	(82,350)
Fidelity® VIP Growth Portfolio	122,286	(54,928)	67,358	48,123	(43,472)	4,651
Fidelity® VIP Investment Grade Bond Portfolio	241,559	(324,392)	(82,833)	150,228	(304,733)	(154,505)
Franklin Income VIP Fund	78,454	(171,922)	(93,468)	52,988	(135,088)	(82,100)
Franklin Mutual Shares VIP Fund	33,813	(189,539)	(155,726)	33,905	(227,596)	(193,691)
FTVIP Franklin DynaTech Fund	1,113	(826)	287	352	(212)	140
Guggenheim VT Long Short Equity Fund	-	(1,396)	(1,396)	-	(37)	(37)
Invesco V.I. American Franchise Fund	11,698	(69,074)	(57,376)	31,175	(19,744)	11,431
Invesco V.I. Capital Appreciation Fund	2,219	(3,096)	(877)	15,539	(14,562)	977
Invesco V.I. Core Equity Fund	18,877	(24,359)	(5,482)	24,495	(16,866)	7,629
Invesco V.I. Equity and Income Fund	7,138	(47,323)	(40,185)	33,645	(38,763)	(5,118)
Invesco V.I. Global Fund	-	(29,606)	(29,606)	14,420	(52,542)	(38,122)
Invesco V.I. Main Street Mid Cap Fund®	706	(3,256)	(2,550)	1,561	(7,988)	(6,427)
Invesco V.I. Main Street Small Cap Fund®	6,218	(36,585)	(30,367)	12,641	(42,912)	(30,271)
Lazard Retirement US Small Cap Equity Select Portfolio (b)	1,272	(1,630)	(358)	-	(5,246)	(5,246)

(b) Name change. See Note 2.

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 6. Summary of Unit Transactions (continued)

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Lord Abbett Series Fund Bond Debenture Portfolio	3,472	(11,600)	(8,128)	1,714	(28,458)	(26,744)
Lord Abbett Series Fund Growth and Income Portfolio	16,012	(94,343)	(78,331)	40,162	(128,967)	(88,805)
Lord Abbett Series Fund Mid Cap Stock Portfolio	417	(15,789)	(15,372)	6,859	(53,543)	(46,684)
Morningstar Aggressive Growth ETF Asset Allocation Portfolio	1,380	(8,013)	(6,633)	12	(39,407)	(39,395)
Morningstar Balanced ETF Asset Allocation Portfolio	60,461	(90,573)	(30,112)	270,216	(154,197)	116,019
Morningstar Growth ETF Asset Allocation Portfolio	58,244	(5,475)	52,769	706	(128,816)	(128,110)
Morningstar Income and Growth ETF Asset Allocation Portfolio	4,413	(39,543)	(35,130)	5,469	(105,464)	(99,995)
Neuberger Berman AMT Mid Cap Growth Portfolio	89,535	(8,860)	80,675	11,172	(38,800)	(27,628)
PIMCO CommodityReal Return® Strategy Portfolio	97,029	(72,690)	24,339	166,025	(312,685)	(146,660)
PIMCO Real Return Portfolio	4,062	(30,445)	(26,383)	12,083	(31,801)	(19,718)
PIMCO Total Return Portfolio	23,985	(115,858)	(91,873)	7,481	(70,296)	(62,815)
Rydex VT Inverse Government Long Bond Strategy Fund	-	(145)	(145)	-	(164)	(164)
Templeton Developing Markets VIP Fund Class 1	1,188	(10,700)	(9,512)	1,569	(17,666)	(16,097)
Templeton Developing Markets VIP Fund Class 2	6,825	(28,715)	(21,890)	16,705	(42,676)	(25,971)
Templeton Foreign VIP Fund Class 1	475	(53,309)	(52,834)	3,529	(54,890)	(51,361)
Templeton Foreign VIP Fund Class 2	419,257	(55,533)	363,724	110,278	(136,585)	(26,307)
Templeton Global Bond VIP Fund	2	(58,148)	(58,146)	20,898	(77,699)	(56,801)
Templeton Growth VIP Fund Class 1	8,941	(264,758)	(255,817)	50,360	(451,496)	(401,136)
Templeton Growth VIP Fund Class 2	18,897	(181,181)	(162,284)	68,155	(168,688)	(100,533)
TVST Touchstone Balanced Fund	16,118	(30,664)	(14,546)	1	(6,889)	(6,888)
TVST Touchstone Bond Fund	22,306	(54,955)	(32,649)	19,683	(63,074)	(43,391)
TVST Touchstone Common Stock Fund	8,635	(142,297)	(133,662)	8,515	(110,482)	(101,967)
TVST Touchstone Small Company Fund	6,574	(14,548)	(7,974)	5,638	(24,680)	(19,042)
Virtus Duff & Phelps Real Estate Securities Series	21,426	(55,008)	(33,582)	27,766	(67,456)	(39,690)
Virtus KAR Capital Growth Series	12,575	(330,286)	(317,711)	69,128	(295,551)	(226,423)

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 6. Summary of Unit Transactions (continued)

	2023			2022
Subaccount	Units Issued	Units Redeemed	Net Increase (Decrease)	Units Issued	Units Redeemed	Net Increase (Decrease)

Virtus KAR Enhanced Core Equity Series	80,067	(401,561)	(321,494)	118,882	(464,170)	(345,288)
Virtus KAR Small-Cap Growth Series	44,595	(248,093)	(203,498)	13,186	(161,358)	(148,172)
Virtus KAR Small-Cap Value Series	17,027	(136,436)	(119,409)	29,095	(152,208)	(123,113)
Virtus Newfleet Multi-Sector Intermediate Bond Series	41,551	(274,356)	(232,805)	41,215	(165,488)	(124,273)
Virtus SGA International Growth Series	36,520	(508,599)	(472,079)	120,056	(345,409)	(225,353)
Virtus Strategic Allocation Series	37,143	(353,701)	(316,558)	34,883	(381,193)	(346,310)
Wanger Acorn	174,329	(247,525)	(73,196)	37,539	(164,434)	(126,895)
Wanger International	11,925	(323,725)	(311,800)	70,681	(188,437)	(117,756)
Wanger Select (a)	431	(314,925)	(314,494)	5,591	(19,292)	(13,701)

(a) Merger. See Note 2.

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights

The Separate Account has a number of products, which have unique combinations of features and fees that are charged against the contract owner’s subaccount balance. Differences in the fee structures result in a variety of unit values, expense ratios, and total returns. The information presented below identifies the range of lowest to highest expense ratios and the corresponding unit values and total returns. The summary may not reflect the minimum and maximum contract charges offered by the Separate Account as contract owners may not have selected all available and applicable contract options as discussed in Note 5.

A summary of units outstanding, unit values, net assets, investment income ratios, expense ratios and total return ratios for each of the five years in the period ended December 31, 2023, were as follows:

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

AB VPS Balanced Hedged Allocation Portfolio
2023	294,649	1.66	1.77	504,249	0.91	1.25	1.65	10.67	11.32
2022	313,819	1.50	1.66	483,350	3.11	1.00	1.65	(20.63)	(19.81)
2021	342,080	1.89	2.07	661,790	0.26	1.00	1.65	11.50	12.23
2020‡	468,688	1.69	1.84	817,284	2.15	1.00	1.65	7.45	8.16
2019	440,897	1.58	1.70	711,698	2.38	1.00	1.65	16.26	17.02
Alger Capital Appreciation Portfolio
2023	222,667	4.16	5.79	1,010,790	-	0.90	1.38	41.02	41.91
2022	252,349	4.31	4.08	804,397	-	0.90	1.80	(37.72)	(37.13)
2021	293,607	6.92	6.49	1,526,930	-	0.90	1.80	16.98	18.05
2020	319,318	5.91	5.50	1,410,290	-	0.90	1.80	39.21	40.48
2019	355,006	4.25	3.91	1,112,503	-	0.90	1.80	31.18	32.38
AMT Sustainable Equity Portfolio
2023	657,148	1.53	1.59	1,024,812	0.08	0.90	1.80	24.39	25.20
2022	753,998	1.23	1.27	941,625	0.12	0.90	1.80	(20.13)	(19.11)
2021	832,238	1.54	1.57	1,295,174	0.17	0.90	1.80	20.95	22.05
2020‡	968,279	1.27	1.29	1,240,184	0.36	0.90	1.80	17.14	18.21
2019	1,203,982	1.08	1.09	1,310,414	0.28	0.90	1.80	8.47	9.16

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Calvert VP S&P MidCap 400 Index Portfolio
2023	240,451	3.48	3.55	852,902	1.21	1.25	1.38	14.47	14.89
2022	262,395	3.04	3.26	811,694	0.94	0.90	1.38	(14.37)	(14.21)
2021	282,279	3.55	3.80	1,020,520	0.79	0.90	1.38	22.71	23.30
2020	359,180	2.90	3.08	1,063,063	1.15	0.90	1.38	11.77	12.30
2019	440,543	2.59	2.74	1,163,482	1.14	0.90	1.38	24.10	24.70
DWS Equity 500 Index VIP
2023	1,271,456	4.14	5.26	6,146,787	1.38	0.90	1.80	23.95	24.94
2022	1,368,697	3.34	4.21	5,315,106	1.24	0.90	1.80	(19.90)	(19.04)
2021	1,397,043	4.17	5.20	6,724,655	1.43	0.90	1.80	26.09	27.24
2020‡	1,503,233	3.31	4.09	5,691,216	1.62	0.90	1.80	15.97	17.03
2019	1,474,926	2.85	3.49	4,789,523	1.96	0.90	1.80	28.83	30.01
DWS Small Cap Index VIP
2023	48,147	2.86	2.99	140,291	1.18	1.10	1.38	15.32	15.44
2022	54,635	2.48	2.67	138,087	0.94	0.90	1.38	(21.77)	(21.24)
2021	79,789	3.17	3.39	259,557	0.85	0.90	1.38	12.93	13.47
2020	82,405	2.81	2.99	237,459	1.25	0.90	1.38	17.79	18.36
2019	144,574	2.38	2.52	351,661	1.04	0.90	1.38	23.50	24.10
Federated Hermes Fund for U.S. Government Securities II
2023	1,687,754	1.16	1.48	2,324,034	2.57	0.90	1.80	1.75	2.78
2022	1,750,783	1.14	1.44	2,341,477	1.84	0.90	1.80	(13.64)	(13.25)
2021	1,728,477	1.32	1.66	2,670,972	2.03	0.90	1.80	(3.81)	(2.93)
2020	1,811,608	1.38	1.71	2,901,561	2.57	0.90	1.80	3.32	4.27
2019	1,918,674	1.33	1.64	2,995,502	2.48	0.90	1.80	3.99	4.95
Federated Hermes Government Money Fund II
2023	5,970,720	0.85	0.96	5,437,284	4.44	0.90	1.80	2.41	3.23
2022	6,676,865	0.78	0.93	5,894,136	1.11	0.90	2.25	(1.27)	-
2021	7,580,890	0.79	0.93	6,706,887	0.00	0.90	2.25	(2.25)	(0.90)
2020	8,933,479	0.81	0.94	8,012,377	0.20	0.90	2.25	(2.05)	(0.69)
2019	8,943,001	0.86	0.94	8,106,896	1.63	0.90	1.80	(0.19)	0.73

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Federated Hermes High Income Bond Fund II
2023	342,528	2.67	3.28	971,360	5.91	0.90	1.80	10.33	11.56
2022	360,046	2.42	2.94	916,898	5.94	0.90	1.80	(13.26)	(12.50)
2021	409,642	2.79	3.36	1,200,606	4.92	0.90	1.80	2.96	3.91
2020	436,015	2.71	3.23	1,235,794	5.87	0.90	1.80	3.69	4.64
2019	454,725	2.61	3.09	1,235,305	6.07	0.90	1.80	12.49	13.51
Fidelity® VIP Contrafund® Portfolio
2023	2,071,766	5.59	6.34	10,594,454	0.38	0.90	1.80	30.91	32.08
2022	2,403,079	4.27	4.80	9,338,882	0.39	0.90	1.80	(27.63)	(27.05)
2021	2,608,151	5.90	6.58	13,940,055	0.05	0.90	1.80	25.41	26.56
2020	2,964,525	4.71	5.20	12,582,550	0.15	0.90	1.80	28.09	29.26
2019	3,224,450	3.67	4.02	10,629,807	0.36	0.90	1.80	29.09	30.27
Fidelity® VIP Growth Opportunities Portfolio
2023	740,627	6.16	6.12	3,920,562	-	0.90	1.80	42.92	44.00
2022	801,276	4.31	4.25	2,961,853	-	0.90	1.80	(39.38)	(38.67)
2021	883,626	7.11	6.93	5,277,644	-	0.90	1.80	9.82	10.82
2020	946,263	6.47	6.26	5,167,513	0.01	0.90	1.80	65.47	66.98
2019	1,120,847	3.91	3.75	3,748,132	0.05	0.90	1.80	38.17	39.43
Fidelity® VIP Growth Portfolio
2023	627,181	4.86	5.15	2,455,768	0.04	0.90	1.80	33.52	34.82
2022	559,823	3.64	3.82	1,660,483	0.50	0.90	1.80	(25.87)	(25.24)
2021	555,172	4.91	5.11	2,213,523	-	0.90	1.80	20.87	21.98
2020	640,361	4.06	4.19	2,101,839	0.06	0.90	1.80	41.17	42.46
2019	637,752	2.88	2.94	1,482,480	0.16	0.90	1.80	31.77	32.98
Fidelity® VIP Investment Grade Bond Portfolio
2023	1,159,567	1.28	1.50	1,620,511	2.88	0.90	1.80	4.07	4.90
2022	1,242,400	1.23	1.43	1,659,755	2.09	0.90	1.80	(14.58)	(13.33)
2021	1,396,905	1.44	1.65	2,183,595	1.97	0.90	1.80	(2.51)	(1.62)
2020	1,173,381	1.48	1.68	1,869,650	2.15	0.90	1.80	7.29	8.27
2019	1,388,487	1.38	1.55	2,048,137	2.78	0.90	1.80	7.61	8.60

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Franklin Income VIP Fund
2023	762,847	1.94	2.28	1,523,746	5.25	0.90	1.80	6.59	7.55
2022	856,315	1.82	2.12	1,597,508	4.89	0.90	1.80	(7.14)	(6.19)
2021	938,415	1.96	2.26	1,875,813	4.77	0.90	1.80	14.66	15.71
2020	1,143,185	1.71	1.96	1,976,754	5.95	0.90	1.80	(1.12)	(0.21)
2019	1,357,596	1.73	1.96	2,363,798	5.30	0.90	1.80	13.97	15.02
Franklin Mutual Shares VIP Fund
2023	1,008,061	2.48	2.97	2,895,469	1.85	0.90	1.80	11.21	12.50
2022	1,163,787	2.23	2.64	3,005,378	1.78	0.90	1.80	(8.98)	(8.33)
2021	1,357,478	2.45	2.88	3,850,778	2.82	0.90	1.80	17.03	18.10
2020	1,593,721	2.09	2.44	3,779,609	2.70	0.90	1.80	(6.75)	(5.90)
2019	1,910,019	2.24	2.59	5,011,656	1.78	0.90	1.80	20.37	21.47
FTVIP Franklin DynaTech Fund
2023	24,358	3.57	3.57	86,975	-	1.25	1.25	42.23	41.67
2022	24,071	2.51	2.52	60,537	-	1.25	1.25	(40.80)	(40.57)
2021	23,931	4.24	4.24	101,504	-	1.25	1.25	14.69	14.69
2020	20,817	3.70	3.70	76,980	-	1.25	1.25	43.08	43.08
2019	31,597	2.58	2.58	81,669	-	1.25	1.25	29.53	29.53
Guggenheim VT Long Short Equity Fund
2023	22,137	2.06	2.17	45,598	0.27	1.00	1.25	11.35	11.86
2022	23,533	1.85	1.94	43,527	0.47	1.00	1.25	(15.53)	(15.28)
2021	23,570	2.19	2.29	51,562	0.66	1.00	1.25	22.25	22.56
2020	23,605	1.79	1.87	42,237	0.75	1.00	1.25	3.62	3.88
2019	49,057	1.73	1.80	84,668	0.56	1.00	1.25	4.22	4.48
Invesco V.I. American Franchise Fund
2023	251,249	3.37	3.75	899,552	-	0.90	1.80	38.11	39.41
2022	308,625	2.44	2.69	795,167	-	0.90	1.80	(32.22)	(31.73)
2021	297,194	3.60	3.94	1,127,829	-	0.90	1.80	9.91	10.92
2020	342,758	3.28	3.55	1,177,201	0.07	0.90	1.80	39.80	41.07
2019	420,189	2.34	2.52	1,026,797	-	0.90	1.80	34.30	35.53

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. Capital Appreciation Fund
2023	45,312	3.43	3.60	155,662	-	0.90	1.25	33.46	33.83
2022	46,189	2.57	2.69	118,986	-	0.90	1.25	(32.01)	(31.55)
2021	45,212	3.78	3.93	170,813	-	0.90	1.25	20.75	21.18
2020	47,750	3.13	3.24	149,388	-	0.90	1.25	34.54	35.02
2019	47,364	2.32	2.40	110,134	-	0.90	1.25	34.15	34.63
Invesco V.I. Core Equity Fund
2023	105,686	2.83	3.09	306,260	0.74	0.90	1.40	21.98	22.13
2022	111,168	2.32	2.53	263,917	0.99	0.90	1.40	(21.89)	(21.18)
2021	103,539	2.97	3.21	313,855	0.66	0.90	1.40	25.95	26.59
2020‡	116,787	2.35	2.54	281,028	1.37	0.90	1.40	12.26	12.83
2019‡	125,479	2.10	2.25	268,786	0.94	0.90	1.40	27.16	27.80
Invesco V.I. Equity and Income Fund
2023	137,401	2.30	2.61	335,540	1.55	1.10	1.80	8.49	9.21
2022	177,586	2.12	2.39	398,344	1.45	1.10	1.80	(9.40)	(8.78)
2021	182,704	2.46	2.62	451,231	1.48	1.10	1.25	16.87	17.05
2020	228,008	2.11	2.24	481,585	2.22	1.10	1.25	8.28	8.45
2019	208,246	1.95	2.06	406,246	2.04	1.10	1.25	18.51	18.69
Invesco V.I. Global Fund
2023	115,065	2.55	2.88	310,294	-	0.90	1.60	32.81	32.72
2022	144,671	1.92	2.17	293,884	-	0.90	1.60	(33.10)	(32.40)
2021	182,793	2.87	3.21	552,642	-	0.90	1.60	13.33	14.14
2020	193,327	2.53	2.81	513,923	0.42	0.90	1.60	25.30	26.19
2019	236,503	2.02	2.23	500,158	0.67	0.90	1.60	29.35	30.27
Invesco V.I. Main Street Mid Cap Fund®
2023	53,235	2.57	3.06	145,906	0.29	0.90	1.80	12.23	13.33
2022	55,785	2.29	2.70	135,952	0.34	0.90	1.80	(15.81)	(15.09)
2021	62,212	2.72	3.18	180,516	0.45	0.90	1.80	21.03	22.14
2020	67,362	2.25	2.60	161,362	0.71	0.90	1.80	7.28	8.27
2019	71,374	2.09	2.40	158,801	0.50	0.90	1.80	23.02	24.15

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Invesco V.I. Main Street Small Cap Fund®
2023	254,953	2.79	3.28	747,706	0.91	0.90	1.80	15.77	16.73
2022	285,320	2.41	2.81	721,553	0.26	0.90	1.80	(17.47)	(16.62)
2021	315,591	2.92	3.37	964,694	0.18	0.90	1.80	20.07	21.16
2020	415,800	2.43	2.78	1,056,613	0.34	0.90	1.80	17.48	18.56
2019	554,458	2.07	2.35	1,214,229	-	0.90	1.80	23.87	25.00
Lazard Retirement US Small Cap Equity Select Portfolio (b)
2023	18,652	2.64	3.07	54,783	-	1.00	1.80	8.20	8.87
2022	19,010	2.44	2.82	51,262	-	1.00	1.80	(17.01)	(16.32)
2021	24,256	2.94	3.37	78,404	0.05	1.00	1.80	17.72	18.67
2020	25,952	2.50	2.84	70,853	0.21	1.00	1.80	4.85	5.70
2019	33,979	2.39	2.69	87,974	-	1.00	1.80	27.59	28.63
Lord Abbett Series Fund Bond Debenture Portfolio
2023	158,796	1.90	2.25	331,093	5.14	0.90	1.80	4.97	5.63
2022	166,924	1.81	2.13	331,126	4.09	0.90	1.80	(14.62)	(13.77)
2021	193,668	2.12	2.47	446,644	2.91	0.90	1.80	1.42	2.35
2020	225,710	2.09	2.41	512,490	3.77	0.90	1.80	5.37	6.34
2019	243,791	1.98	2.27	522,738	3.68	0.90	1.80	11.32	12.34
Lord Abbett Series Fund Growth and Income Portfolio
2023	709,878	2.46	2.92	1,917,177	0.93	0.90	1.80	10.81	12.31
2022	788,209	2.22	2.60	1,908,452	1.29	0.90	1.80	(10.84)	(10.34)
2021	877,014	2.49	2.90	2,379,818	1.01	0.90	1.80	26.70	27.86
2020‡	1,000,695	1.97	2.27	2,133,847	1.66	0.90	1.80	0.85	1.77
2019	1,165,207	1.95	2.23	2,455,578	1.66	0.90	1.80	20.29	21.39

(b) Name change. See Note 2.

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Lord Abbett Series Fund Mid Cap Stock Portfolio
2023	205,906	2.28	2.70	516,443	0.47	0.90	1.80	13.43	14.41
2022	221,278	2.01	2.36	487,211	0.76	0.90	1.80	(12.61)	(11.94)
2021	267,962	2.30	2.68	673,070	0.55	0.90	1.80	26.38	27.54
2020	319,315	1.82	2.10	630,609	1.03	0.90	1.80	0.65	1.57
2019	444,259	1.81	2.07	869,037	0.88	0.90	1.80	20.44	21.54
Morningstar Aggressive Growth ETF Asset Allocation Portfolio
2023	65,326	2.09	2.25	141,044	1.62	1.25	1.80	14.84	15.38
2022	71,959	1.82	1.95	134,549	1.08	1.25	1.80	(14.95)	(14.47)
2021	111,354	2.14	2.28	246,051	1.07	1.25	1.80	16.21	16.86
2020	118,971	1.84	1.95	225,176	1.82	1.25	1.80	7.98	8.59
2019	128,504	1.70	1.79	224,239	1.44	1.25	1.80	19.97	20.64
Morningstar Balanced ETF Asset Allocation Portfolio
2023	795,267	1.62	1.75	1,372,033	2.01	1.20	1.80	10.96	11.46
2022	825,379	1.46	1.57	1,276,411	1.67	1.20	1.80	(14.62)	(14.21)
2021	709,360	1.71	1.83	1,269,493	1.30	1.20	1.80	8.80	9.46
2020‡	778,326	1.57	1.67	1,273,277	1.75	1.20	1.80	7.16	7.81
2019	999,481	1.46	1.56	1,522,497	1.93	1.10	1.80	14.17	14.98
Morningstar Growth ETF Asset Allocation Portfolio
2023	241,056	1.90	2.11	490,504	2.17	1.00	1.80	13.10	14.05
2022	188,287	1.68	1.85	335,701	1.23	1.00	1.80	(14.72)	(14.35)
2021	316,397	1.97	2.16	660,012	1.26	1.00	1.80	12.82	13.74
2020	292,843	1.75	1.90	538,002	2.10	1.00	1.80	8.03	8.91
2019	281,671	1.62	1.74	476,461	1.79	1.00	1.80	17.61	18.57
Morningstar Income and Growth ETF Asset Allocation Portfolio
2023	883,079	1.37	1.49	1,267,894	2.14	1.00	1.65	8.73	9.56
2022	918,209	1.23	1.36	1,206,318	1.67	1.00	1.80	(14.58)	(13.38)
2021	1,018,204	1.44	1.57	1,544,870	1.44	1.00	1.80	4.55	5.40
2020	1,003,729	1.37	1.49	1,434,890	1.95	1.00	1.80	6.48	7.35
2019	1,229,664	1.29	1.39	1,647,336	2.12	1.00	1.80	10.87	11.77

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Neuberger Berman AMT Mid Cap Growth Portfolio
2023	127,794	1.84	1.92	237,901	-	0.90	1.38	16.46	17.07
2022	47,119	1.55	1.64	75,347	-	0.90	1.65	(30.18)	(29.31)
2021	74,747	2.22	2.32	169,843	-	0.90	1.65	10.87	11.71
2020‡	44,554	2.00	2.08	90,938	-	0.90	1.65	37.41	38.45
2019	45,833	1.46	1.50	67,846	-	0.90	1.65	30.30	31.29
PIMCO CommodityReal Return® Strategy Portfolio
2023	894,533	0.64	0.75	633,781	15.57	0.90	1.80	(9.86)	(9.64)
2022	870,194	0.71	0.83	677,369	20.35	0.90	1.80	7.58	7.79
2021	1,016,854	0.66	0.77	732,077	4.03	0.90	1.80	30.72	31.92
2020	1,229,809	0.51	0.58	674,047	6.11	0.90	1.80	(0.59)	0.32
2019	1,131,991	0.51	0.58	621,479	4.38	0.90	1.80	9.35	10.35
PIMCO Real Return Portfolio
2023	193,394	1.40	1.50	279,894	2.91	1.00	1.50	2.19	2.04
2022	219,777	1.35	1.47	310,909	6.86	1.00	1.60	(12.90)	(12.50)
2021	239,495	1.55	1.68	389,181	4.90	1.00	1.60	3.80	4.43
2020	246,913	1.50	1.61	385,072	1.33	1.00	1.60	9.82	10.49
2019	259,465	1.36	1.46	367,360	1.52	1.00	1.60	6.60	7.25
PIMCO Total Return Portfolio
2023	595,860	1.38	1.62	895,548	3.48	0.90	1.80	3.76	5.19
2022	687,733	1.33	1.54	987,381	2.50	0.90	1.80	(15.82)	(15.38)
2021	750,548	1.58	1.82	1,273,449	1.72	0.90	1.80	(3.14)	(2.25)
2020	799,705	1.63	1.86	1,393,208	2.03	0.90	1.80	6.59	7.56
2019	891,120	1.53	1.73	1,445,921	2.94	0.90	1.80	6.30	7.27
Rydex VT Inverse Government Long Bond Strategy Fund
2023	7,868	0.25	0.25	1,963	-	1.80	1.80	4.17	4.17
2022	8,013	0.24	0.24	1,954	-	1.80	1.80	41.18	41.18
2021‡	8,177	0.17	0.17	1,395	-	1.80	1.80	(0.84)	(0.84)
2020	83,415	0.17	0.18	14,603	0.29	1.65	1.80	(22.51)	(22.39)
2019	67,116	0.22	0.23	15,125	-	1.65	1.80	(14.85)	(14.72)

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Templeton Developing Markets VIP Fund Class 1
2023	391,111	1.81	1.81	706,836	2.32	1.38	1.38	11.73	11.73
2022	400,623	1.62	1.62	650,936	2.93	1.38	1.38	(22.86)	(22.86)
2021	416,720	2.10	2.10	876,787	1.10	1.38	1.38	(6.81)	(6.81)
2020	460,323	2.26	2.26	1,039,280	4.36	1.38	1.38	15.78	15.78
2019	476,285	1.95	1.95	928,801	1.23	1.38	1.38	25.18	25.18
Templeton Developing Markets VIP Fund Class 2
2023	314,355	1.19	3.64	530,193	2.07	0.90	1.60	11.21	11.66
2022	336,245	1.07	3.26	507,256	2.63	0.90	1.60	(23.57)	(22.75)
2021	362,216	1.40	4.22	716,148	0.89	0.90	1.60	(7.25)	(6.59)
2020	378,281	1.51	4.51	815,308	4.06	0.90	1.60	15.31	16.13
2019	391,268	1.31	3.89	734,700	0.99	0.90	1.60	24.67	25.56
Templeton Foreign VIP Fund Class 1
2023	1,096,871	4.34	4.34	4,757,246	3.38	1.38	1.38	19.56	19.56
2022	1,149,705	3.63	3.63	4,175,002	3.37	1.38	1.38	(8.79)	(8.79)
2021	1,201,066	3.98	3.98	4,774,826	2.02	1.38	1.38	3.00	3.00
2020	1,236,463	3.86	3.86	4,772,301	3.56	1.38	1.38	(2.28)	(2.28)
2019	1,413,259	3.95	3.95	5,581,772	2.03	1.38	1.38	11.29	11.29
Templeton Foreign VIP Fund Class 2
2023	794,679	1.81	1.98	1,686,532	3.03	0.90	1.80	18.30	19.28
2022	430,955	1.53	1.66	732,495	3.10	0.90	1.80	(8.93)	(8.29)
2021	457,262	1.68	1.81	871,436	1.93	0.90	1.80	2.29	3.22
2020	584,494	1.64	1.75	1,094,074	3.36	0.90	1.80	(2.94)	(2.05)
2019	691,554	1.69	1.79	1,338,966	1.74	0.90	1.80	10.51	11.52
Templeton Global Bond VIP Fund
2023	299,616	4.39	4.39	1,314,821	-	1.38	1.38	1.86	1.86
2022	357,762	4.31	4.31	1,542,533	-	1.38	1.38	(6.10)	(6.10)
2021	414,563	4.59	4.59	1,904,618	-	1.38	1.38	(5.93)	(5.93)
2020	445,449	4.88	4.88	2,175,624	8.45	1.38	1.38	(6.38)	(6.38)
2019	490,197	5.22	5.22	2,557,275	7.06	1.38	1.38	0.85	0.85

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Templeton Growth VIP Fund Class 1
2023	2,178,275	7.85	7.85	17,089,977	3.55	1.38	1.38	19.66	19.66
2022	2,434,092	6.56	6.56	15,970,717	0.52	1.38	1.38	(12.53)	(12.53)
2021	2,835,228	7.50	7.50	21,269,026	1.32	1.38	1.38	3.81	3.81
2020	3,063,473	7.23	7.23	22,136,996	3.21	1.38	1.38	4.53	4.53
2019	3,370,930	6.91	6.91	23,302,883	3.00	1.38	1.38	13.85	13.85
Templeton Growth VIP Fund Class 2
2023	842,829	1.92	2.32	1,788,797	3.33	0.90	1.80	18.52	19.59
2022	1,005,113	1.62	1.94	1,795,256	0.16	0.90	1.80	(12.90)	(12.22)
2021	1,105,646	1.86	2.21	2,253,583	1.11	0.90	1.80	2.99	3.93
2020‡	1,236,352	1.81	2.12	2,423,922	2.92	0.90	1.80	3.90	4.85
2019	1,488,375	1.74	2.03	2,867,243	2.78	0.90	1.80	13.08	14.12
TVST Touchstone Balanced Fund
2023	98,427	2.52	2.62	248,542	1.33	1.00	1.25	17.21	17.49
2022	112,973	2.15	2.23	243,461	0.48	1.00	1.25	(16.99)	(17.10)
2021	119,861	2.59	2.69	311,274	0.21	1.00	1.25	15.61	15.90
2020	129,975	2.24	2.32	292,010	1.25	1.00	1.25	17.67	17.97
2019	144,249	1.90	1.96	275,331	1.45	1.00	1.25	21.27	21.58
TVST Touchstone Bond Fund
2023	520,924	1.23	1.40	689,356	4.65	1.00	1.80	4.24	4.48
2022	553,573	1.18	1.34	700,448	1.96	1.00	1.80	(15.71)	(14.65)
2021	596,964	1.40	1.57	889,312	2.52	1.00	1.80	(2.98)	(2.19)
2020	557,264	1.44	1.60	851,940	1.73	1.00	1.80	7.74	8.62
2019	577,831	1.33	1.47	815,498	1.33	1.00	1.80	8.47	9.36
TVST Touchstone Common Stock Fund
2023	827,844	3.41	3.89	3,053,561	0.41	1.00	1.80	24.45	25.08
2022	961,506	2.74	3.11	2,837,740	0.40	1.00	1.80	(19.17)	(18.37)
2021	1,063,473	3.39	3.81	3,864,579	0.52	1.00	1.80	25.55	26.57
2020	1,266,526	2.70	3.01	3,650,595	0.60	1.00	1.80	21.45	22.44
2019	1,462,176	2.23	2.46	3,453,906	0.54	1.00	1.80	26.27	27.30

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

TVST Touchstone Small Company Fund
2023	224,278	3.06	3.38	746,243	0.23	1.20	1.80	14.61	14.97
2022	232,252	2.67	3.03	671,237	0.03	1.00	1.80	(16.04)	(15.13)
2021	251,294	3.18	3.57	860,737	0.05	1.00	1.80	21.94	22.93
2020‡	409,818	2.61	2.91	1,148,415	0.16	1.00	1.80	16.56	17.51
2019	439,417	2.24	2.47	1,051,132	0.03	1.00	1.80	19.22	20.18
Virtus Duff & Phelps Real Estate Securities Series
2023	595,563	5.40	7.29	4,835,731	2.14	0.90	1.80	9.09	10.12
2022	629,145	4.95	6.62	4,741,917	0.99	0.90	1.80	(27.42)	(26.77)
2021	668,835	6.82	9.04	6,589,436	0.69	0.90	1.80	43.78	45.10
2020	820,813	4.75	6.23	5,689,567	1.14	0.90	1.80	(3.32)	(2.43)
2019	864,082	4.91	6.39	6,449,428	1.64	0.90	1.80	25.13	26.27
Virtus KAR Capital Growth Series
2023	2,937,101	3.14	2.36	59,291,266	-	0.90	1.80	31.93	34.09
2022	3,254,812	2.38	1.76	50,875,633	-	0.90	1.80	(37.20)	(36.92)
2021	3,481,235	3.79	2.79	88,174,867	-	0.90	1.80	10.12	11.13
2020‡	4,026,932	3.44	2.51	91,583,265	-	0.90	1.80	47.53	48.88
2019	4,415,052	2.33	1.68	67,370,435	-	0.90	1.80	37.36	38.61
Virtus KAR Enhanced Core Equity Series
2023	1,959,168	2.42	2.79	6,097,897	2.92	0.90	2.25	(0.82)	0.36
2022	2,280,662	2.44	2.78	7,083,079	2.39	0.90	2.25	(4.69)	(3.14)
2021	2,625,950	2.56	2.87	8,477,915	2.22	0.90	2.25	14.75	16.33
2020‡	3,013,761	2.23	2.47	8,394,983	1.58	0.90	2.25	12.33	13.88
2019	3,660,129	1.98	2.17	9,013,537	1.18	0.90	2.25	25.78	27.52
Virtus KAR Small-Cap Growth Series
2023	834,027	8.80	10.69	8,216,647	-	0.90	1.80	17.65	18.65
2022	1,037,525	7.48	9.01	8,660,354	-	0.90	1.80	(31.63)	(30.96)
2021	1,185,697	10.94	13.05	14,404,688	-	0.90	1.80	3.10	4.04
2020	1,308,962	10.61	12.55	15,325,240	-	0.90	1.80	42.05	43.34
2019	1,430,271	7.47	8.75	11,717,415	-	0.90	1.80	34.84	36.08

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Virtus KAR Small-Cap Value Series
2023	1,022,913	4.15	5.83	4,846,685	0.53	0.90	1.80	16.90	18.02
2022	1,142,322	3.55	4.94	4,645,155	0.20	0.90	1.80	(25.42)	(24.81)
2021	1,265,435	4.76	6.57	6,957,421	0.11	0.90	1.80	17.57	18.64
2020	1,494,766	4.05	5.54	6,920,570	1.03	0.90	1.80	27.32	28.48
2019	1,783,559	3.18	4.31	6,541,424	0.95	0.90	1.80	22.39	23.51
Virtus Newfleet Multi-Sector Intermediate Bond Series
2023	1,457,674	2.15	2.70	7,287,554	4.49	0.90	1.80	6.97	7.57
2022	1,690,479	2.01	2.51	8,151,910	3.29	0.90	1.80	(11.06)	(10.36)
2021	1,814,752	2.26	2.80	9,974,078	2.72	0.90	1.80	(0.74)	0.16
2020	1,925,714	2.28	2.79	10,963,369	3.20	0.90	1.80	4.62	5.58
2019	2,041,372	2.18	2.65	11,424,839	3.56	0.90	1.80	8.48	9.48
Virtus SGA International Growth Series
2023	3,479,130	2.40	2.10	10,760,560	0.10	0.90	1.80	15.94	16.67
2022	3,951,209	2.07	1.80	10,508,463	-	0.90	1.80	(20.08)	(19.28)
2021	4,176,562	2.59	2.23	13,855,175	-	0.90	1.80	6.37	7.35
2020	4,558,981	2.43	2.07	14,061,426	-	0.90	1.80	21.41	22.53
2019	5,062,359	2.00	1.69	12,766,860	0.83	0.90	1.80	16.41	17.47
Virtus Strategic Allocation Series
2023	1,922,596	2.42	3.06	26,437,280	1.08	0.90	1.80	19.80	21.43
2022	2,239,154	2.02	2.52	25,395,194	0.24	0.90	1.80	(31.76)	(31.34)
2021	2,585,464	2.96	3.67	42,988,023	0.39	0.90	1.80	5.64	6.60
2020	2,949,683	2.80	3.44	45,798,851	0.67	0.90	1.80	31.55	32.75
2019	3,354,126	2.13	2.59	38,883,130	1.20	0.90	1.80	23.78	24.91
Wanger Acorn
2023	1,746,375	3.95	5.21	19,299,547	-	0.90	1.80	19.34	20.60
2022	1,819,571	3.31	4.32	17,034,463	-	0.90	1.80	(34.58)	(34.05)
2021	1,946,466	5.06	6.55	27,751,658	0.73	0.90	1.80	6.94	7.92
2020	2,171,196	4.73	6.06	28,550,585	-	0.90	1.80	22.00	23.11
2019	2,414,161	3.88	4.93	25,681,229	0.26	0.90	1.80	28.75	29.92

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

Subaccount	Units	Unit Values Lowest ($) (4)	Unit Values Highest ($) (4)	Net Assets ($)	Invest- ment Income Ratios (%) (1)	Expense Ratios Lowest (%) (2)	Expense Ratios Highest (%) (2)	Total Returns Lowest (%) (3)(4)	Total Returns Highest (%) (3)(4)

Wanger International
2023	1,289,669	4.03	3.69	10,797,820	0.30	0.90	1.80	14.81	15.67
2022	1,601,469	3.51	3.19	12,074,809	0.92	0.90	1.80	(35.00)	(34.36)
2021	1,719,225	5.40	4.86	20,182,973	0.55	0.90	1.80	16.67	17.74
2020	1,941,189	4.63	4.13	19,369,287	2.03	0.90	1.80	12.31	13.34
2019	2,155,826	4.12	3.64	19,192,692	0.78	0.90	1.80	27.66	28.82
Wanger Select (a)
2023	-	3.25	4.50	-	-	0.90	1.80	8.70	9.22
2022	314,494	2.99	4.12	1,546,229	-	0.90	1.80	(35.97)	(35.42)
2021	328,195	4.67	6.38	2,512,109	-	0.90	1.80	3.93	4.88
2020	372,189	4.49	6.08	2,708,692	0.77	0.90	1.80	24.38	25.51
2019	437,502	3.61	4.85	2,558,768	0.06	0.90	1.80	26.98	28.14

(a) Merger. See Note 2.

(‡) For the noted Fund, a total return fell outside of the disclosed range. The reason for this could be either a new product offering in the given year, and/ or units in a subaccount only invested for a partial period.

(1) The investment income ratios represent the dividends, excluding distributions of capital gains, received by the subaccount from the underlying mutual fund, net of management fees assessed by the fund manager, divided by the average net assets. These ratios exclude those expenses, such as mortality and expense charges, that result in direct reductions in the unit values. The recognition of investment income by the subaccount is affected by the timing of the declaration of dividends by the underlying fund in which the subaccount invests.

(2) The expense ratios represent the annualized contract expenses of the Separate Account for each period indicated. The ratios include only those expenses that result in a direct reduction of unit values. Charges made directly to contract owner contracts through the redemption of units and expenses of the Fund have been excluded.

(3) These amounts represent the total return for the periods indicated, including changes in the value of the underlying fund, and reflect deductions for all items included in the expense ratio. The total return does not include any expenses assessed through the redemption of units; inclusion of these expenses in the calculation would result in a reduction in the total return presented. The total return is calculated for the period indicated or from the inception date through the end of the reporting period.

Nassau Life Variable Accumulation Account

Notes to Financial Statements (continued)

Note 7. Financial Highlights (continued)

(4) Unit value information is calculated on a daily basis regardless of whether or not the subaccount has contract holders.

Note 8. Subsequent Events

The Separate Account has performed an evaluation of subsequent events through the date the financial statements were issued and has determined that no items require recognition or disclosure.

Report of Independent Registered Public Accounting Firm

To the Board of Directors of Nassau Life Insurance Company

and Contract Owners of Nassau Life Variable Accumulation Account:

Opinion on the Financial Statements

We have audited the accompanying statements of net assets of the subaccounts listed in the Appendix that comprise Nassau Life Variable Accumulation Account (the Separate Account) as of December 31, 2023, the related statements of operations and changes in net assets for each of the years in the two-year period then ended (or the period indicated in the Appendix), and the related notes including the financial highlights in Note 7 for each of the years or periods in the five-year period then ended (collectively, the financial statements). In our opinion, the financial statements present fairly, in all material respects, the financial position of each subaccount as of December 31, 2023, the results of their operations and the changes in their net assets for each of the years in the two-year period then ended (or for the period indicated in the Appendix), and the financial highlights for each of the years or periods in the five-year period then ended, in conformity with U.S. generally accepted accounting principles.

Basis for Opinion

These financial statements are the responsibility of the Separate Account’s management. Our responsibility is to express an opinion on these financial statements based on our audits. We are a public accounting firm registered with the Public Company Accounting Oversight Board (United States) (PCAOB) and are required to be independent with respect to the Separate Account in accordance with the U.S. federal securities laws and the applicable rules and regulations of the Securities and Exchange Commission and the PCAOB.

We conducted our audits in accordance with the standards of the PCAOB. Those standards require that we plan and perform the audit to obtain reasonable assurance about whether the financial statements are free of material misstatement, whether due to error or fraud. Our audits included performing procedures to assess the risks of material misstatement of the financial statements, whether due to error or fraud, and performing procedures that respond to those risks. Such procedures included examining, on a test basis, evidence regarding the amounts and disclosures in the financial statements. Such procedures also included confirmation of securities owned as of December 31, 2023, by correspondence with the transfer agents of the underlying mutual funds. Our audits also included evaluating the accounting principles used and significant estimates made by management, as well as evaluating the overall presentation of the financial statements. We believe that our audits provide a reasonable basis for our opinion.

/s/ KPMG LLP

We have served as the auditor of one or more Nassau Insurance Group Holdings’ separate accounts since 2015.

Hartford, Connecticut

April 17, 2024

KPMG LLP, a Delaware limited liability partnership and a member firm of the KPMG global organization of independent member firms affiliated with

KPMG International Limited, a private English company limited by guarantee.

Appendix (2)

AB VPS Balanced Hedged Allocation Portfolio

Alger Capital Appreciation Portfolio

AMT Sustainable Equity Portfolio

Calvert VP S&P MidCap 400 Index Portfolio

DWS Equity 500 Index VIP

DWS Small Cap Index VIP

Federated Hermes Fund for U.S. Government Securities II

Federated Hermes Government Money Fund II

Federated Hermes High Income Bond Fund II

Fidelity® VIP Contrafund® Portfolio

Fidelity® VIP Growth Opportunities Portfolio

Fidelity® VIP Growth Portfolio

Fidelity® VIP Investment Grade Bond Portfolio

Franklin Income VIP Fund

Franklin Mutual Shares VIP Fund

FTVIP Franklin DynaTech Fund

Guggenheim VT Long Short Equity Fund

Invesco V.I. American Franchise Fund

Invesco V.I. Capital Appreciation Fund

Invesco V.I. Core Equity Fund

Invesco V.I. Equity and Income Fund

Invesco V.I. Global Fund

Invesco V.I. Main Street Mid Cap Fund®

Invesco V.I. Main Street Small Cap Fund®

Lazard Retirement US Small Cap Equity Select Portfolio (1)

Lord Abbett Series Fund Bond Debenture Portfolio

Lord Abbett Series Fund Growth and Income Portfolio

Lord Abbett Series Fund Mid Cap Stock Portfolio

Morningstar Aggressive Growth ETF Asset Allocation Portfolio

Morningstar Balanced ETF Asset Allocation Portfolio

Morningstar Growth ETF Asset Allocation Portfolio

Morningstar Income and Growth ETF Asset Allocation Portfolio

Neuberger Berman AMT Mid Cap Growth Portfolio

PIMCO CommodityReal Return® Strategy Portfolio

PIMCO Real Return Portfolio

PIMCO Total Return Portfolio

Rydex VT Inverse Government Long Bond Strategy Fund

Templeton Developing Markets VIP Fund Class 1

Templeton Developing Markets VIP Fund Class 2

Templeton Foreign VIP Fund Class 1

Templeton Foreign VIP Fund Class 2

Templeton Global Bond VIP Fund

Templeton Growth VIP Fund Class 1

Templeton Growth VIP Fund Class 2

TVST Touchstone Balanced Fund

TVST Touchstone Bond Fund

TVST Touchstone Common Stock Fund

TVST Touchstone Small Company Fund

Virtus Duff & Phelps Real Estate Securities Series

Virtus KAR Capital Growth Series

Virtus KAR Enhanced Core Equity Series

Virtus KAR Small-Cap Growth Series

Virtus KAR Small-Cap Value Series

Virtus Newfleet Multi-Sector Intermediate Bond Series

Virtus SGA International Growth Series

Virtus Strategic Allocation Series

Wanger Acorn

Wanger International

Wanger Select (statements of operations and changes in net assets for the period January 1, 2023 to April 21, 2023, merger date, and the year ended December 31, 2022)

(1)	See Note 2 to the financial statements for the former name of the subaccount
(2)	Unless noted otherwise, statements of operations and changes in net assets for each of the years in the two-year period ended December 31, 2023.

Nassau Life Insurance Company

PO Box 22012

Albany, NY 12201-2012

Not insured by FDIC/NCUSIF or any federal government agency.

No bank guarantee. Not a deposit. May lose value.

Nassau Life Insurance Company

A member of The Nassau Companies of New York

www.nfg.com

OL4261 © 2023 The Nassau Companies of New York	12-23